Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Investment Trust
Entity Central Index Key	0000744822
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity Worldwide Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity® Worldwide Fund
Trading Symbol	FWWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Worldwide Fund	$ 47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 3,760,110,256
Holdings Count | shares	195
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.1 Industrials 14.2 Consumer Discretionary 11.0 Communication Services 10.6 Financials 10.5 Health Care 8.2 Materials 3.3 Energy 2.9 Consumer Staples 1.7 Utilities 0.5 Real Estate 0.3 Common Stocks 98.5 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 66.8 United Kingdom 4.6 Taiwan 4.5 Japan 4.2 Canada 2.9 Spain 1.6 Switzerland 1.6 China 1.6 Australia 1.5 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.8 United Kingdom - 4.6 Taiwan - 4.5 Japan - 4.2 Canada - 2.9 Spain - 1.6 Switzerland - 1.6 China - 1.6 Australia - 1.5 Others - 10.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.9 NVIDIA Corp 6.5 Amazon.com Inc 4.4 Western Digital Corp 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.7 Eli Lilly & Co 2.8 Cummins Inc 2.7 PrairieSky Royalty Ltd 2.2 Intel Corp 2.1 Corning Inc 1.9 38.0
Fidelity Advisor Worldwide Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class Z
Trading Symbol	FIQOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 3,760,110,256
Holdings Count | shares	195
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.1 Industrials 14.2 Consumer Discretionary 11.0 Communication Services 10.6 Financials 10.5 Health Care 8.2 Materials 3.3 Energy 2.9 Consumer Staples 1.7 Utilities 0.5 Real Estate 0.3 Common Stocks 98.5 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 66.8 United Kingdom 4.6 Taiwan 4.5 Japan 4.2 Canada 2.9 Spain 1.6 Switzerland 1.6 China 1.6 Australia 1.5 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.8 United Kingdom - 4.6 Taiwan - 4.5 Japan - 4.2 Canada - 2.9 Spain - 1.6 Switzerland - 1.6 China - 1.6 Australia - 1.5 Others - 10.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.9 NVIDIA Corp 6.5 Amazon.com Inc 4.4 Western Digital Corp 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.7 Eli Lilly & Co 2.8 Cummins Inc 2.7 PrairieSky Royalty Ltd 2.2 Intel Corp 2.1 Corning Inc 1.9 38.0
Fidelity Advisor Worldwide Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class M
Trading Symbol	FWTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.45%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.45%
Net Assets	$ 3,760,110,256
Holdings Count | shares	195
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.1 Industrials 14.2 Consumer Discretionary 11.0 Communication Services 10.6 Financials 10.5 Health Care 8.2 Materials 3.3 Energy 2.9 Consumer Staples 1.7 Utilities 0.5 Real Estate 0.3 Common Stocks 98.5 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 66.8 United Kingdom 4.6 Taiwan 4.5 Japan 4.2 Canada 2.9 Spain 1.6 Switzerland 1.6 China 1.6 Australia 1.5 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.8 United Kingdom - 4.6 Taiwan - 4.5 Japan - 4.2 Canada - 2.9 Spain - 1.6 Switzerland - 1.6 China - 1.6 Australia - 1.5 Others - 10.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.9 NVIDIA Corp 6.5 Amazon.com Inc 4.4 Western Digital Corp 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.7 Eli Lilly & Co 2.8 Cummins Inc 2.7 PrairieSky Royalty Ltd 2.2 Intel Corp 2.1 Corning Inc 1.9 38.0
Fidelity Advisor Worldwide Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class I
Trading Symbol	FWIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 3,760,110,256
Holdings Count | shares	195
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.1 Industrials 14.2 Consumer Discretionary 11.0 Communication Services 10.6 Financials 10.5 Health Care 8.2 Materials 3.3 Energy 2.9 Consumer Staples 1.7 Utilities 0.5 Real Estate 0.3 Common Stocks 98.5 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 66.8 United Kingdom 4.6 Taiwan 4.5 Japan 4.2 Canada 2.9 Spain 1.6 Switzerland 1.6 China 1.6 Australia 1.5 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.8 United Kingdom - 4.6 Taiwan - 4.5 Japan - 4.2 Canada - 2.9 Spain - 1.6 Switzerland - 1.6 China - 1.6 Australia - 1.5 Others - 10.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.9 NVIDIA Corp 6.5 Amazon.com Inc 4.4 Western Digital Corp 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.7 Eli Lilly & Co 2.8 Cummins Inc 2.7 PrairieSky Royalty Ltd 2.2 Intel Corp 2.1 Corning Inc 1.9 38.0
Fidelity Advisor Worldwide Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class C
Trading Symbol	FWCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 102	1.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.95%
Net Assets	$ 3,760,110,256
Holdings Count | shares	195
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.1 Industrials 14.2 Consumer Discretionary 11.0 Communication Services 10.6 Financials 10.5 Health Care 8.2 Materials 3.3 Energy 2.9 Consumer Staples 1.7 Utilities 0.5 Real Estate 0.3 Common Stocks 98.5 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 66.8 United Kingdom 4.6 Taiwan 4.5 Japan 4.2 Canada 2.9 Spain 1.6 Switzerland 1.6 China 1.6 Australia 1.5 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.8 United Kingdom - 4.6 Taiwan - 4.5 Japan - 4.2 Canada - 2.9 Spain - 1.6 Switzerland - 1.6 China - 1.6 Australia - 1.5 Others - 10.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.9 NVIDIA Corp 6.5 Amazon.com Inc 4.4 Western Digital Corp 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.7 Eli Lilly & Co 2.8 Cummins Inc 2.7 PrairieSky Royalty Ltd 2.2 Intel Corp 2.1 Corning Inc 1.9 38.0
Fidelity Advisor Worldwide Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class A
Trading Symbol	FWAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.20%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
Net Assets	$ 3,760,110,256
Holdings Count | shares	195
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.1 Industrials 14.2 Consumer Discretionary 11.0 Communication Services 10.6 Financials 10.5 Health Care 8.2 Materials 3.3 Energy 2.9 Consumer Staples 1.7 Utilities 0.5 Real Estate 0.3 Common Stocks 98.5 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 66.8 United Kingdom 4.6 Taiwan 4.5 Japan 4.2 Canada 2.9 Spain 1.6 Switzerland 1.6 China 1.6 Australia 1.5 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.8 United Kingdom - 4.6 Taiwan - 4.5 Japan - 4.2 Canada - 2.9 Spain - 1.6 Switzerland - 1.6 China - 1.6 Australia - 1.5 Others - 10.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.9 NVIDIA Corp 6.5 Amazon.com Inc 4.4 Western Digital Corp 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.7 Eli Lilly & Co 2.8 Cummins Inc 2.7 PrairieSky Royalty Ltd 2.2 Intel Corp 2.1 Corning Inc 1.9 38.0
Fidelity Total International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity® Total International Equity Fund
Trading Symbol	FTIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Equity Fund	$ 44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 2,190,106,334
Holdings Count | shares	304
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 21.2 Information Technology 18.3 Materials 10.9 Consumer Discretionary 6.2 Health Care 5.7 Energy 5.5 Communication Services 3.5 Consumer Staples 2.4 Utilities 1.3 Real Estate 0.3 Common Stocks 98.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 11.3 Japan 10.7 China 9.6 United Kingdom 8.8 Taiwan 8.6 Canada 7.4 France 6.3 Korea (South) 4.0 Germany 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 11.3 Japan - 10.7 China - 9.6 United Kingdom - 8.8 Taiwan - 8.6 Canada - 7.4 France - 6.3 Korea (South) - 4.0 Germany - 3.9 Others - 29.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.7 Samsung Electronics Co Ltd 3.0 ASML Holding NV 2.4 Tencent Holdings Ltd 1.8 CRH PLC 1.6 BAE Systems PLC 1.4 MediaTek Inc 1.3 Franco-Nevada Corp 1.2 Mitsubishi Heavy Industries Ltd 1.2 Banco Santander SA 1.1 19.7
Fidelity Advisor Total International Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class Z
Trading Symbol	FIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 2,190,106,334
Holdings Count | shares	304
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 21.2 Information Technology 18.3 Materials 10.9 Consumer Discretionary 6.2 Health Care 5.7 Energy 5.5 Communication Services 3.5 Consumer Staples 2.4 Utilities 1.3 Real Estate 0.3 Common Stocks 98.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 11.3 Japan 10.7 China 9.6 United Kingdom 8.8 Taiwan 8.6 Canada 7.4 France 6.3 Korea (South) 4.0 Germany 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 11.3 Japan - 10.7 China - 9.6 United Kingdom - 8.8 Taiwan - 8.6 Canada - 7.4 France - 6.3 Korea (South) - 4.0 Germany - 3.9 Others - 29.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.7 Samsung Electronics Co Ltd 3.0 ASML Holding NV 2.4 Tencent Holdings Ltd 1.8 CRH PLC 1.6 BAE Systems PLC 1.4 MediaTek Inc 1.3 Franco-Nevada Corp 1.2 Mitsubishi Heavy Industries Ltd 1.2 Banco Santander SA 1.1 19.7
Fidelity Advisor Total International Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class M
Trading Symbol	FTTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	1.38%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%
Net Assets	$ 2,190,106,334
Holdings Count | shares	304
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 21.2 Information Technology 18.3 Materials 10.9 Consumer Discretionary 6.2 Health Care 5.7 Energy 5.5 Communication Services 3.5 Consumer Staples 2.4 Utilities 1.3 Real Estate 0.3 Common Stocks 98.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 11.3 Japan 10.7 China 9.6 United Kingdom 8.8 Taiwan 8.6 Canada 7.4 France 6.3 Korea (South) 4.0 Germany 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 11.3 Japan - 10.7 China - 9.6 United Kingdom - 8.8 Taiwan - 8.6 Canada - 7.4 France - 6.3 Korea (South) - 4.0 Germany - 3.9 Others - 29.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.7 Samsung Electronics Co Ltd 3.0 ASML Holding NV 2.4 Tencent Holdings Ltd 1.8 CRH PLC 1.6 BAE Systems PLC 1.4 MediaTek Inc 1.3 Franco-Nevada Corp 1.2 Mitsubishi Heavy Industries Ltd 1.2 Banco Santander SA 1.1 19.7
Fidelity Advisor Total International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class I
Trading Symbol	FTEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 2,190,106,334
Holdings Count | shares	304
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 21.2 Information Technology 18.3 Materials 10.9 Consumer Discretionary 6.2 Health Care 5.7 Energy 5.5 Communication Services 3.5 Consumer Staples 2.4 Utilities 1.3 Real Estate 0.3 Common Stocks 98.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 11.3 Japan 10.7 China 9.6 United Kingdom 8.8 Taiwan 8.6 Canada 7.4 France 6.3 Korea (South) 4.0 Germany 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 11.3 Japan - 10.7 China - 9.6 United Kingdom - 8.8 Taiwan - 8.6 Canada - 7.4 France - 6.3 Korea (South) - 4.0 Germany - 3.9 Others - 29.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.7 Samsung Electronics Co Ltd 3.0 ASML Holding NV 2.4 Tencent Holdings Ltd 1.8 CRH PLC 1.6 BAE Systems PLC 1.4 MediaTek Inc 1.3 Franco-Nevada Corp 1.2 Mitsubishi Heavy Industries Ltd 1.2 Banco Santander SA 1.1 19.7
Fidelity Advisor Total International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class C
Trading Symbol	FTCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.88%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.88%
Net Assets	$ 2,190,106,334
Holdings Count | shares	304
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 21.2 Information Technology 18.3 Materials 10.9 Consumer Discretionary 6.2 Health Care 5.7 Energy 5.5 Communication Services 3.5 Consumer Staples 2.4 Utilities 1.3 Real Estate 0.3 Common Stocks 98.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 11.3 Japan 10.7 China 9.6 United Kingdom 8.8 Taiwan 8.6 Canada 7.4 France 6.3 Korea (South) 4.0 Germany 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 11.3 Japan - 10.7 China - 9.6 United Kingdom - 8.8 Taiwan - 8.6 Canada - 7.4 France - 6.3 Korea (South) - 4.0 Germany - 3.9 Others - 29.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.7 Samsung Electronics Co Ltd 3.0 ASML Holding NV 2.4 Tencent Holdings Ltd 1.8 CRH PLC 1.6 BAE Systems PLC 1.4 MediaTek Inc 1.3 Franco-Nevada Corp 1.2 Mitsubishi Heavy Industries Ltd 1.2 Banco Santander SA 1.1 19.7
Fidelity Advisor Total International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class A
Trading Symbol	FTAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
Net Assets	$ 2,190,106,334
Holdings Count | shares	304
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 21.2 Information Technology 18.3 Materials 10.9 Consumer Discretionary 6.2 Health Care 5.7 Energy 5.5 Communication Services 3.5 Consumer Staples 2.4 Utilities 1.3 Real Estate 0.3 Common Stocks 98.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 11.3 Japan 10.7 China 9.6 United Kingdom 8.8 Taiwan 8.6 Canada 7.4 France 6.3 Korea (South) 4.0 Germany 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 11.3 Japan - 10.7 China - 9.6 United Kingdom - 8.8 Taiwan - 8.6 Canada - 7.4 France - 6.3 Korea (South) - 4.0 Germany - 3.9 Others - 29.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.7 Samsung Electronics Co Ltd 3.0 ASML Holding NV 2.4 Tencent Holdings Ltd 1.8 CRH PLC 1.6 BAE Systems PLC 1.4 MediaTek Inc 1.3 Franco-Nevada Corp 1.2 Mitsubishi Heavy Industries Ltd 1.2 Banco Santander SA 1.1 19.7
Fidelity Pacific Basin Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Pacific Basin Fund
Class Name	Fidelity® Pacific Basin Fund
Trading Symbol	FPBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Pacific Basin Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pacific Basin Fund	$ 53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 1,169,739,923
Holdings Count | shares	111
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,169,739,923
Number of Holdings	111
Portfolio Turnover	75%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.9 Consumer Discretionary 15.0 Industrials 13.8 Financials 13.1 Communication Services 8.8 Health Care 4.9 Materials 4.8 Consumer Staples 3.6 Real Estate 0.9 Energy 0.4 Common Stocks 94.4 Preferred Stocks 2.8 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.4 Preferred Stocks - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 Japan 34.3 China 16.0 Taiwan 15.3 Korea (South) 13.4 United States 8.7 Australia 6.3 Hong Kong 2.5 Indonesia 1.4 Thailand 1.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 34.3 China - 16.0 Taiwan - 15.3 Korea (South) - 13.4 United States - 8.7 Australia - 6.3 Hong Kong - 2.5 Indonesia - 1.4 Thailand - 1.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 12.8 Tencent Holdings Ltd 4.4 Samsung Electronics Co Ltd 4.1 Kioxia Holdings Corp 2.2 Hitachi Ltd 2.1 AIA Group Ltd 2.1 Samsung Electronics Co Ltd non-voting shares 2.0 Panasonic Holdings Corp 1.9 Renesas Electronics Corp 1.9 Hoya Corp 1.7 35.2
Fidelity Overseas Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity® Overseas Fund
Trading Symbol	FOSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Overseas Fund	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 7,653,462,377
Holdings Count | shares	81
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.9 Financials 22.8 Information Technology 13.7 Health Care 10.6 Materials 8.7 Consumer Staples 4.8 Consumer Discretionary 4.0 Utilities 3.4 Energy 1.8 Communication Services 1.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 20.2 United Kingdom 16.1 United States 14.0 Germany 8.0 Spain 7.5 France 7.5 Netherlands 6.2 Italy 4.1 Sweden 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 16.1 United States - 14.0 Germany - 8.0 Spain - 7.5 France - 7.5 Netherlands - 6.2 Italy - 4.1 Sweden - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.3 Schneider Electric SE 2.9 Banco Santander SA 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.6 Rolls-Royce Holdings PLC 2.5 Iberdrola SA 2.4 Allianz SE 2.4 Safran SA 2.3 CaixaBank SA 2.2 Roche Holding AG 2.2 26.7
Fidelity Overseas Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity® Overseas Fund Class K
Trading Symbol	FOSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 7,653,462,377
Holdings Count | shares	81
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.9 Financials 22.8 Information Technology 13.7 Health Care 10.6 Materials 8.7 Consumer Staples 4.8 Consumer Discretionary 4.0 Utilities 3.4 Energy 1.8 Communication Services 1.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 20.2 United Kingdom 16.1 United States 14.0 Germany 8.0 Spain 7.5 France 7.5 Netherlands 6.2 Italy 4.1 Sweden 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 16.1 United States - 14.0 Germany - 8.0 Spain - 7.5 France - 7.5 Netherlands - 6.2 Italy - 4.1 Sweden - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.3 Schneider Electric SE 2.9 Banco Santander SA 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.6 Rolls-Royce Holdings PLC 2.5 Iberdrola SA 2.4 Allianz SE 2.4 Safran SA 2.3 CaixaBank SA 2.2 Roche Holding AG 2.2 26.7
Fidelity Nordic Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Nordic Fund
Class Name	Fidelity® Nordic Fund
Trading Symbol	FNORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Nordic Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nordic Fund	$ 46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Net Assets	$ 357,756,259
Holdings Count | shares	70
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$357,756,259
Number of Holdings	70
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 38.8 Financials 20.5 Information Technology 13.3 Health Care 10.7 Materials 4.6 Energy 3.5 Consumer Staples 2.8 Consumer Discretionary 1.5 Utilities 1.3 Real Estate 0.6 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Sweden 42.0 Denmark 21.3 Finland 13.9 Norway 12.1 Germany 2.3 Taiwan 2.2 United Kingdom 2.1 United States 2.1 France 1.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Sweden - 42.0 Denmark - 21.3 Finland - 13.9 Norway - 12.1 Germany - 2.3 Taiwan - 2.2 United Kingdom - 2.1 United States - 2.1 France - 1.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Novo Nordisk A/S Series B 6.4 Atlas Copco AB B Shares 5.6 Investor AB B Shares 5.2 Nordea Bank Abp (Sweden) 4.7 Nokia Oyj 4.6 Sandvik AB 4.3 Danske Bank A/S 4.0 DSV A/S 4.0 Vestas Wind Systems A/S 3.4 Swedbank AB A1 Shares 3.1 45.3
Fidelity Japan Smaller Companies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Smaller Companies Fund
Class Name	Fidelity® Japan Smaller Companies Fund
Trading Symbol	FJSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Smaller Companies Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Smaller Companies Fund	$ 46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 424,454,513
Holdings Count | shares	90
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$424,454,513
Number of Holdings	90
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.3 Information Technology 14.1 Financials 13.5 Materials 11.8 Consumer Discretionary 11.2 Consumer Staples 6.8 Health Care 2.4 Energy 2.4 Real Estate 2.4 Utilities 1.7 Communication Services 0.5 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 97.1 United States 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 97.1 United States - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Kioxia Holdings Corp 3.9 Hokuhoku Financial Group Inc 3.2 Renesas Electronics Corp 2.5 Sompo Holdings Inc 2.4 Visional Inc 2.3 Ebara Corp 2.3 Panasonic Holdings Corp 2.0 Ajinomoto Co Inc 1.9 ORIX Corp 1.8 Senshu Electric Co Ltd 1.7 24.0
Fidelity Japan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity® Japan Fund
Trading Symbol	FJPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Fund	$ 47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
Net Assets	$ 1,037,115,807
Holdings Count | shares	93
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Information Technology 16.3 Financials 13.9 Consumer Discretionary 12.1 Materials 11.9 Health Care 7.3 Consumer Staples 5.6 Communication Services 3.8 Energy 1.4 Real Estate 1.1 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 96.8 United States 3.0 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.8 United States - 3.0 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 5.4 Hitachi Ltd 3.8 Toyota Motor Corp 3.3 Renesas Electronics Corp 2.8 Kioxia Holdings Corp 2.7 Hoya Corp 2.5 Mizuho Financial Group Inc 2.5 Furukawa Electric Co Ltd 2.4 ORIX Corp 2.2 Chugai Pharmaceutical Co Ltd 2.2 29.8
Fidelity Advisor Japan Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class Z
Trading Symbol	FIQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.78%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%
Net Assets	$ 1,037,115,807
Holdings Count | shares	93
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Information Technology 16.3 Financials 13.9 Consumer Discretionary 12.1 Materials 11.9 Health Care 7.3 Consumer Staples 5.6 Communication Services 3.8 Energy 1.4 Real Estate 1.1 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 96.8 United States 3.0 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.8 United States - 3.0 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 5.4 Hitachi Ltd 3.8 Toyota Motor Corp 3.3 Renesas Electronics Corp 2.8 Kioxia Holdings Corp 2.7 Hoya Corp 2.5 Mizuho Financial Group Inc 2.5 Furukawa Electric Co Ltd 2.4 ORIX Corp 2.2 Chugai Pharmaceutical Co Ltd 2.2 29.8
Fidelity Advisor Japan Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class M
Trading Symbol	FJPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.42%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.42%
Net Assets	$ 1,037,115,807
Holdings Count | shares	93
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Information Technology 16.3 Financials 13.9 Consumer Discretionary 12.1 Materials 11.9 Health Care 7.3 Consumer Staples 5.6 Communication Services 3.8 Energy 1.4 Real Estate 1.1 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 96.8 United States 3.0 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.8 United States - 3.0 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 5.4 Hitachi Ltd 3.8 Toyota Motor Corp 3.3 Renesas Electronics Corp 2.8 Kioxia Holdings Corp 2.7 Hoya Corp 2.5 Mizuho Financial Group Inc 2.5 Furukawa Electric Co Ltd 2.4 ORIX Corp 2.2 Chugai Pharmaceutical Co Ltd 2.2 29.8
Fidelity Advisor Japan Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class I
Trading Symbol	FJPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 1,037,115,807
Holdings Count | shares	93
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Information Technology 16.3 Financials 13.9 Consumer Discretionary 12.1 Materials 11.9 Health Care 7.3 Consumer Staples 5.6 Communication Services 3.8 Energy 1.4 Real Estate 1.1 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 96.8 United States 3.0 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.8 United States - 3.0 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 5.4 Hitachi Ltd 3.8 Toyota Motor Corp 3.3 Renesas Electronics Corp 2.8 Kioxia Holdings Corp 2.7 Hoya Corp 2.5 Mizuho Financial Group Inc 2.5 Furukawa Electric Co Ltd 2.4 ORIX Corp 2.2 Chugai Pharmaceutical Co Ltd 2.2 29.8
Fidelity Advisor Japan Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class C
Trading Symbol	FJPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.92%
Net Assets	$ 1,037,115,807
Holdings Count | shares	93
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Information Technology 16.3 Financials 13.9 Consumer Discretionary 12.1 Materials 11.9 Health Care 7.3 Consumer Staples 5.6 Communication Services 3.8 Energy 1.4 Real Estate 1.1 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 96.8 United States 3.0 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.8 United States - 3.0 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 5.4 Hitachi Ltd 3.8 Toyota Motor Corp 3.3 Renesas Electronics Corp 2.8 Kioxia Holdings Corp 2.7 Hoya Corp 2.5 Mizuho Financial Group Inc 2.5 Furukawa Electric Co Ltd 2.4 ORIX Corp 2.2 Chugai Pharmaceutical Co Ltd 2.2 29.8
Fidelity Advisor Japan Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class A
Trading Symbol	FPJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.17%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%
Net Assets	$ 1,037,115,807
Holdings Count | shares	93
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Information Technology 16.3 Financials 13.9 Consumer Discretionary 12.1 Materials 11.9 Health Care 7.3 Consumer Staples 5.6 Communication Services 3.8 Energy 1.4 Real Estate 1.1 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 96.8 United States 3.0 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.8 United States - 3.0 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 5.4 Hitachi Ltd 3.8 Toyota Motor Corp 3.3 Renesas Electronics Corp 2.8 Kioxia Holdings Corp 2.7 Hoya Corp 2.5 Mizuho Financial Group Inc 2.5 Furukawa Electric Co Ltd 2.4 ORIX Corp 2.2 Chugai Pharmaceutical Co Ltd 2.2 29.8
Fidelity International Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity® International Value Fund
Trading Symbol	FIVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Fund	$ 40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 4,455,711,259
Holdings Count | shares	108
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.3 Industrials 14.6 Materials 10.8 Energy 7.5 Health Care 7.1 Consumer Staples 4.8 Consumer Discretionary 4.7 Utilities 3.6 Information Technology 3.1 Communication Services 2.5 Real Estate 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 20.7 United Kingdom 17.2 United States 13.0 Germany 10.9 France 8.9 Spain 4.8 Italy 4.8 Australia 3.9 Switzerland 2.7 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 United Kingdom - 17.2 United States - 13.0 Germany - 10.9 France - 8.9 Spain - 4.8 Italy - 4.8 Australia - 3.9 Switzerland - 2.7 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.8 Mitsubishi UFJ Financial Group Inc 3.0 Shell PLC ADR 2.9 Sumitomo Mitsui Financial Group Inc 2.5 Lloyds Banking Group PLC 2.3 Roche Holding AG 2.3 HSBC Holdings PLC 2.1 British American Tobacco PLC 2.1 Toyota Motor Corp 1.9 Rio Tinto PLC 1.9 24.8
Fidelity Advisor International Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class Z
Trading Symbol	FIQKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 4,455,711,259
Holdings Count | shares	108
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.3 Industrials 14.6 Materials 10.8 Energy 7.5 Health Care 7.1 Consumer Staples 4.8 Consumer Discretionary 4.7 Utilities 3.6 Information Technology 3.1 Communication Services 2.5 Real Estate 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 20.7 United Kingdom 17.2 United States 13.0 Germany 10.9 France 8.9 Spain 4.8 Italy 4.8 Australia 3.9 Switzerland 2.7 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 United Kingdom - 17.2 United States - 13.0 Germany - 10.9 France - 8.9 Spain - 4.8 Italy - 4.8 Australia - 3.9 Switzerland - 2.7 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.8 Mitsubishi UFJ Financial Group Inc 3.0 Shell PLC ADR 2.9 Sumitomo Mitsui Financial Group Inc 2.5 Lloyds Banking Group PLC 2.3 Roche Holding AG 2.3 HSBC Holdings PLC 2.1 British American Tobacco PLC 2.1 Toyota Motor Corp 1.9 Rio Tinto PLC 1.9 24.8
Fidelity Advisor International Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class M
Trading Symbol	FIVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
Net Assets	$ 4,455,711,259
Holdings Count | shares	108
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.3 Industrials 14.6 Materials 10.8 Energy 7.5 Health Care 7.1 Consumer Staples 4.8 Consumer Discretionary 4.7 Utilities 3.6 Information Technology 3.1 Communication Services 2.5 Real Estate 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 20.7 United Kingdom 17.2 United States 13.0 Germany 10.9 France 8.9 Spain 4.8 Italy 4.8 Australia 3.9 Switzerland 2.7 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 United Kingdom - 17.2 United States - 13.0 Germany - 10.9 France - 8.9 Spain - 4.8 Italy - 4.8 Australia - 3.9 Switzerland - 2.7 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.8 Mitsubishi UFJ Financial Group Inc 3.0 Shell PLC ADR 2.9 Sumitomo Mitsui Financial Group Inc 2.5 Lloyds Banking Group PLC 2.3 Roche Holding AG 2.3 HSBC Holdings PLC 2.1 British American Tobacco PLC 2.1 Toyota Motor Corp 1.9 Rio Tinto PLC 1.9 24.8
Fidelity Advisor International Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class I
Trading Symbol	FIVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 4,455,711,259
Holdings Count | shares	108
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.3 Industrials 14.6 Materials 10.8 Energy 7.5 Health Care 7.1 Consumer Staples 4.8 Consumer Discretionary 4.7 Utilities 3.6 Information Technology 3.1 Communication Services 2.5 Real Estate 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 20.7 United Kingdom 17.2 United States 13.0 Germany 10.9 France 8.9 Spain 4.8 Italy 4.8 Australia 3.9 Switzerland 2.7 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 United Kingdom - 17.2 United States - 13.0 Germany - 10.9 France - 8.9 Spain - 4.8 Italy - 4.8 Australia - 3.9 Switzerland - 2.7 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.8 Mitsubishi UFJ Financial Group Inc 3.0 Shell PLC ADR 2.9 Sumitomo Mitsui Financial Group Inc 2.5 Lloyds Banking Group PLC 2.3 Roche Holding AG 2.3 HSBC Holdings PLC 2.1 British American Tobacco PLC 2.1 Toyota Motor Corp 1.9 Rio Tinto PLC 1.9 24.8
Fidelity Advisor International Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class C
Trading Symbol	FIVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Net Assets	$ 4,455,711,259
Holdings Count | shares	108
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.3 Industrials 14.6 Materials 10.8 Energy 7.5 Health Care 7.1 Consumer Staples 4.8 Consumer Discretionary 4.7 Utilities 3.6 Information Technology 3.1 Communication Services 2.5 Real Estate 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 20.7 United Kingdom 17.2 United States 13.0 Germany 10.9 France 8.9 Spain 4.8 Italy 4.8 Australia 3.9 Switzerland 2.7 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 United Kingdom - 17.2 United States - 13.0 Germany - 10.9 France - 8.9 Spain - 4.8 Italy - 4.8 Australia - 3.9 Switzerland - 2.7 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.8 Mitsubishi UFJ Financial Group Inc 3.0 Shell PLC ADR 2.9 Sumitomo Mitsui Financial Group Inc 2.5 Lloyds Banking Group PLC 2.3 Roche Holding AG 2.3 HSBC Holdings PLC 2.1 British American Tobacco PLC 2.1 Toyota Motor Corp 1.9 Rio Tinto PLC 1.9 24.8
Fidelity Advisor International Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class A
Trading Symbol	FIVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 4,455,711,259
Holdings Count | shares	108
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.3 Industrials 14.6 Materials 10.8 Energy 7.5 Health Care 7.1 Consumer Staples 4.8 Consumer Discretionary 4.7 Utilities 3.6 Information Technology 3.1 Communication Services 2.5 Real Estate 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 20.7 United Kingdom 17.2 United States 13.0 Germany 10.9 France 8.9 Spain 4.8 Italy 4.8 Australia 3.9 Switzerland 2.7 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 United Kingdom - 17.2 United States - 13.0 Germany - 10.9 France - 8.9 Spain - 4.8 Italy - 4.8 Australia - 3.9 Switzerland - 2.7 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.8 Mitsubishi UFJ Financial Group Inc 3.0 Shell PLC ADR 2.9 Sumitomo Mitsui Financial Group Inc 2.5 Lloyds Banking Group PLC 2.3 Roche Holding AG 2.3 HSBC Holdings PLC 2.1 British American Tobacco PLC 2.1 Toyota Motor Corp 1.9 Rio Tinto PLC 1.9 24.8
Fidelity International Small Cap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity® International Small Cap Opportunities Fund
Trading Symbol	FSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Opportunities Fund	$ 42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 1,656,958,695
Holdings Count | shares	201
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 14.3 Consumer Discretionary 14.1 Financials 9.3 Materials 7.7 Consumer Staples 4.2 Health Care 4.1 Real Estate 4.0 Energy 3.3 Communication Services 2.1 Utilities 0.3 Common Stocks 96.6 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 Japan 29.6 United Kingdom 16.5 Sweden 10.0 United States 6.7 Netherlands 4.8 Canada 4.1 France 3.9 Italy 3.2 Belgium 3.2 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 29.6 United Kingdom - 16.5 Sweden - 10.0 United States - 6.7 Netherlands - 4.8 Canada - 4.1 France - 3.9 Italy - 3.2 Belgium - 3.2 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.0 Games Workshop Group PLC 2.9 AddTech AB B Shares 2.8 BE Semiconductor Industries NV 2.3 KBC Ancora 2.3 Interpump Group SpA 2.2 Azbil Corp 2.1 Oxford Instruments PLC 2.0 Howden Joinery Group PLC 1.9 InterContinental Hotels Group PLC ADR 1.8 23.3
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class Z
Trading Symbol	FIQJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 1,656,958,695
Holdings Count | shares	201
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 14.3 Consumer Discretionary 14.1 Financials 9.3 Materials 7.7 Consumer Staples 4.2 Health Care 4.1 Real Estate 4.0 Energy 3.3 Communication Services 2.1 Utilities 0.3 Common Stocks 96.6 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 Japan 29.6 United Kingdom 16.5 Sweden 10.0 United States 6.7 Netherlands 4.8 Canada 4.1 France 3.9 Italy 3.2 Belgium 3.2 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 29.6 United Kingdom - 16.5 Sweden - 10.0 United States - 6.7 Netherlands - 4.8 Canada - 4.1 France - 3.9 Italy - 3.2 Belgium - 3.2 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.0 Games Workshop Group PLC 2.9 AddTech AB B Shares 2.8 BE Semiconductor Industries NV 2.3 KBC Ancora 2.3 Interpump Group SpA 2.2 Azbil Corp 2.1 Oxford Instruments PLC 2.0 Howden Joinery Group PLC 1.9 InterContinental Hotels Group PLC ADR 1.8 23.3
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class M
Trading Symbol	FOPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.36%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
Net Assets	$ 1,656,958,695
Holdings Count | shares	201
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 14.3 Consumer Discretionary 14.1 Financials 9.3 Materials 7.7 Consumer Staples 4.2 Health Care 4.1 Real Estate 4.0 Energy 3.3 Communication Services 2.1 Utilities 0.3 Common Stocks 96.6 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 Japan 29.6 United Kingdom 16.5 Sweden 10.0 United States 6.7 Netherlands 4.8 Canada 4.1 France 3.9 Italy 3.2 Belgium 3.2 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 29.6 United Kingdom - 16.5 Sweden - 10.0 United States - 6.7 Netherlands - 4.8 Canada - 4.1 France - 3.9 Italy - 3.2 Belgium - 3.2 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.0 Games Workshop Group PLC 2.9 AddTech AB B Shares 2.8 BE Semiconductor Industries NV 2.3 KBC Ancora 2.3 Interpump Group SpA 2.2 Azbil Corp 2.1 Oxford Instruments PLC 2.0 Howden Joinery Group PLC 1.9 InterContinental Hotels Group PLC ADR 1.8 23.3
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class I
Trading Symbol	FOPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 1,656,958,695
Holdings Count | shares	201
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 14.3 Consumer Discretionary 14.1 Financials 9.3 Materials 7.7 Consumer Staples 4.2 Health Care 4.1 Real Estate 4.0 Energy 3.3 Communication Services 2.1 Utilities 0.3 Common Stocks 96.6 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 Japan 29.6 United Kingdom 16.5 Sweden 10.0 United States 6.7 Netherlands 4.8 Canada 4.1 France 3.9 Italy 3.2 Belgium 3.2 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 29.6 United Kingdom - 16.5 Sweden - 10.0 United States - 6.7 Netherlands - 4.8 Canada - 4.1 France - 3.9 Italy - 3.2 Belgium - 3.2 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.0 Games Workshop Group PLC 2.9 AddTech AB B Shares 2.8 BE Semiconductor Industries NV 2.3 KBC Ancora 2.3 Interpump Group SpA 2.2 Azbil Corp 2.1 Oxford Instruments PLC 2.0 Howden Joinery Group PLC 1.9 InterContinental Hotels Group PLC ADR 1.8 23.3
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class C
Trading Symbol	FOPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.87%
Net Assets	$ 1,656,958,695
Holdings Count | shares	201
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 14.3 Consumer Discretionary 14.1 Financials 9.3 Materials 7.7 Consumer Staples 4.2 Health Care 4.1 Real Estate 4.0 Energy 3.3 Communication Services 2.1 Utilities 0.3 Common Stocks 96.6 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 Japan 29.6 United Kingdom 16.5 Sweden 10.0 United States 6.7 Netherlands 4.8 Canada 4.1 France 3.9 Italy 3.2 Belgium 3.2 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 29.6 United Kingdom - 16.5 Sweden - 10.0 United States - 6.7 Netherlands - 4.8 Canada - 4.1 France - 3.9 Italy - 3.2 Belgium - 3.2 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.0 Games Workshop Group PLC 2.9 AddTech AB B Shares 2.8 BE Semiconductor Industries NV 2.3 KBC Ancora 2.3 Interpump Group SpA 2.2 Azbil Corp 2.1 Oxford Instruments PLC 2.0 Howden Joinery Group PLC 1.9 InterContinental Hotels Group PLC ADR 1.8 23.3
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class A
Trading Symbol	FOPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.11%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
Net Assets	$ 1,656,958,695
Holdings Count | shares	201
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 14.3 Consumer Discretionary 14.1 Financials 9.3 Materials 7.7 Consumer Staples 4.2 Health Care 4.1 Real Estate 4.0 Energy 3.3 Communication Services 2.1 Utilities 0.3 Common Stocks 96.6 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 Japan 29.6 United Kingdom 16.5 Sweden 10.0 United States 6.7 Netherlands 4.8 Canada 4.1 France 3.9 Italy 3.2 Belgium 3.2 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 29.6 United Kingdom - 16.5 Sweden - 10.0 United States - 6.7 Netherlands - 4.8 Canada - 4.1 France - 3.9 Italy - 3.2 Belgium - 3.2 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.0 Games Workshop Group PLC 2.9 AddTech AB B Shares 2.8 BE Semiconductor Industries NV 2.3 KBC Ancora 2.3 Interpump Group SpA 2.2 Azbil Corp 2.1 Oxford Instruments PLC 2.0 Howden Joinery Group PLC 1.9 InterContinental Hotels Group PLC ADR 1.8 23.3
Fidelity International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity® International Small Cap Fund
Trading Symbol	FISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Fund	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 5,593,934,974
Holdings Count | shares	180
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.8 Financials 15.2 Materials 12.5 Consumer Discretionary 9.6 Information Technology 9.5 Consumer Staples 6.8 Health Care 5.8 Real Estate 5.4 Communication Services 4.1 Energy 4.0 Utilities 0.7 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 26.4 United Kingdom 10.5 United States 5.2 China 5.1 Taiwan 4.5 Korea (South) 4.2 Australia 3.7 Canada 3.6 Austria 3.6 Others 33.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.4 United Kingdom - 10.5 United States - 5.2 China - 5.1 Taiwan - 4.5 Korea (South) - 4.2 Australia - 3.7 Canada - 3.6 Austria - 3.6 Others - 33.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Test Research Co Ltd 1.2 Kawasaki Heavy Industries Ltd 1.2 Logista Integral SA 1.1 Subsea 7 SA 1.1 Vitzrocell Co Ltd 1.1 LG Innotek Co Ltd 1.1 Tripod Technology Corp 1.1 Maruwa Co Ltd/Aichi 1.1 Renesas Electronics Corp 1.1 Hokuhoku Financial Group Inc 1.0 11.1
Fidelity Advisor International Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class Z
Trading Symbol	FIQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 5,593,934,974
Holdings Count | shares	180
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.8 Financials 15.2 Materials 12.5 Consumer Discretionary 9.6 Information Technology 9.5 Consumer Staples 6.8 Health Care 5.8 Real Estate 5.4 Communication Services 4.1 Energy 4.0 Utilities 0.7 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 26.4 United Kingdom 10.5 United States 5.2 China 5.1 Taiwan 4.5 Korea (South) 4.2 Australia 3.7 Canada 3.6 Austria 3.6 Others 33.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.4 United Kingdom - 10.5 United States - 5.2 China - 5.1 Taiwan - 4.5 Korea (South) - 4.2 Australia - 3.7 Canada - 3.6 Austria - 3.6 Others - 33.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Test Research Co Ltd 1.2 Kawasaki Heavy Industries Ltd 1.2 Logista Integral SA 1.1 Subsea 7 SA 1.1 Vitzrocell Co Ltd 1.1 LG Innotek Co Ltd 1.1 Tripod Technology Corp 1.1 Maruwa Co Ltd/Aichi 1.1 Renesas Electronics Corp 1.1 Hokuhoku Financial Group Inc 1.0 11.1
Fidelity Advisor International Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class M
Trading Symbol	FTISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Net Assets	$ 5,593,934,974
Holdings Count | shares	180
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.8 Financials 15.2 Materials 12.5 Consumer Discretionary 9.6 Information Technology 9.5 Consumer Staples 6.8 Health Care 5.8 Real Estate 5.4 Communication Services 4.1 Energy 4.0 Utilities 0.7 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 26.4 United Kingdom 10.5 United States 5.2 China 5.1 Taiwan 4.5 Korea (South) 4.2 Australia 3.7 Canada 3.6 Austria 3.6 Others 33.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.4 United Kingdom - 10.5 United States - 5.2 China - 5.1 Taiwan - 4.5 Korea (South) - 4.2 Australia - 3.7 Canada - 3.6 Austria - 3.6 Others - 33.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Test Research Co Ltd 1.2 Kawasaki Heavy Industries Ltd 1.2 Logista Integral SA 1.1 Subsea 7 SA 1.1 Vitzrocell Co Ltd 1.1 LG Innotek Co Ltd 1.1 Tripod Technology Corp 1.1 Maruwa Co Ltd/Aichi 1.1 Renesas Electronics Corp 1.1 Hokuhoku Financial Group Inc 1.0 11.1
Fidelity Advisor International Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class I
Trading Symbol	FIXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 5,593,934,974
Holdings Count | shares	180
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.8 Financials 15.2 Materials 12.5 Consumer Discretionary 9.6 Information Technology 9.5 Consumer Staples 6.8 Health Care 5.8 Real Estate 5.4 Communication Services 4.1 Energy 4.0 Utilities 0.7 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 26.4 United Kingdom 10.5 United States 5.2 China 5.1 Taiwan 4.5 Korea (South) 4.2 Australia 3.7 Canada 3.6 Austria 3.6 Others 33.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.4 United Kingdom - 10.5 United States - 5.2 China - 5.1 Taiwan - 4.5 Korea (South) - 4.2 Australia - 3.7 Canada - 3.6 Austria - 3.6 Others - 33.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Test Research Co Ltd 1.2 Kawasaki Heavy Industries Ltd 1.2 Logista Integral SA 1.1 Subsea 7 SA 1.1 Vitzrocell Co Ltd 1.1 LG Innotek Co Ltd 1.1 Tripod Technology Corp 1.1 Maruwa Co Ltd/Aichi 1.1 Renesas Electronics Corp 1.1 Hokuhoku Financial Group Inc 1.0 11.1
Fidelity Advisor International Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class C
Trading Symbol	FICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.76%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.76%
Net Assets	$ 5,593,934,974
Holdings Count | shares	180
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.8 Financials 15.2 Materials 12.5 Consumer Discretionary 9.6 Information Technology 9.5 Consumer Staples 6.8 Health Care 5.8 Real Estate 5.4 Communication Services 4.1 Energy 4.0 Utilities 0.7 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 26.4 United Kingdom 10.5 United States 5.2 China 5.1 Taiwan 4.5 Korea (South) 4.2 Australia 3.7 Canada 3.6 Austria 3.6 Others 33.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.4 United Kingdom - 10.5 United States - 5.2 China - 5.1 Taiwan - 4.5 Korea (South) - 4.2 Australia - 3.7 Canada - 3.6 Austria - 3.6 Others - 33.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Test Research Co Ltd 1.2 Kawasaki Heavy Industries Ltd 1.2 Logista Integral SA 1.1 Subsea 7 SA 1.1 Vitzrocell Co Ltd 1.1 LG Innotek Co Ltd 1.1 Tripod Technology Corp 1.1 Maruwa Co Ltd/Aichi 1.1 Renesas Electronics Corp 1.1 Hokuhoku Financial Group Inc 1.0 11.1
Fidelity Advisor International Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class A
Trading Symbol	FIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 5,593,934,974
Holdings Count | shares	180
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.8 Financials 15.2 Materials 12.5 Consumer Discretionary 9.6 Information Technology 9.5 Consumer Staples 6.8 Health Care 5.8 Real Estate 5.4 Communication Services 4.1 Energy 4.0 Utilities 0.7 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 26.4 United Kingdom 10.5 United States 5.2 China 5.1 Taiwan 4.5 Korea (South) 4.2 Australia 3.7 Canada 3.6 Austria 3.6 Others 33.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.4 United Kingdom - 10.5 United States - 5.2 China - 5.1 Taiwan - 4.5 Korea (South) - 4.2 Australia - 3.7 Canada - 3.6 Austria - 3.6 Others - 33.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Test Research Co Ltd 1.2 Kawasaki Heavy Industries Ltd 1.2 Logista Integral SA 1.1 Subsea 7 SA 1.1 Vitzrocell Co Ltd 1.1 LG Innotek Co Ltd 1.1 Tripod Technology Corp 1.1 Maruwa Co Ltd/Aichi 1.1 Renesas Electronics Corp 1.1 Hokuhoku Financial Group Inc 1.0 11.1
Fidelity International Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity® International Growth Fund
Trading Symbol	FIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Growth Fund	$ 42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 8,149,693,696
Holdings Count | shares	61
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.0 Information Technology 22.2 Materials 12.2 Health Care 7.2 Consumer Discretionary 6.8 Financials 5.7 Communication Services 0.8 Consumer Staples 0.8 Common Stocks 96.5 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 23.9 Japan 13.3 France 12.1 United Kingdom 11.6 Netherlands 9.4 Sweden 8.9 Switzerland 6.2 Taiwan 5.0 Germany 2.3 Others 7.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.9 Japan - 13.3 France - 12.1 United Kingdom - 11.6 Netherlands - 9.4 Sweden - 8.9 Switzerland - 6.2 Taiwan - 5.0 Germany - 2.3 Others - 7.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 8.1 Taiwan Semiconductor Manufacturing Co Ltd 5.0 Schneider Electric SE 3.6 CRH PLC 3.6 Safran SA 3.3 GE Vernova Inc 3.2 BAE Systems PLC 3.2 Rolls-Royce Holdings PLC 3.0 Airbus SE 3.0 Mitsubishi Heavy Industries Ltd 2.9 38.9
Fidelity Advisor International Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class Z
Trading Symbol	FZAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 8,149,693,696
Holdings Count | shares	61
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.0 Information Technology 22.2 Materials 12.2 Health Care 7.2 Consumer Discretionary 6.8 Financials 5.7 Communication Services 0.8 Consumer Staples 0.8 Common Stocks 96.5 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 23.9 Japan 13.3 France 12.1 United Kingdom 11.6 Netherlands 9.4 Sweden 8.9 Switzerland 6.2 Taiwan 5.0 Germany 2.3 Others 7.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.9 Japan - 13.3 France - 12.1 United Kingdom - 11.6 Netherlands - 9.4 Sweden - 8.9 Switzerland - 6.2 Taiwan - 5.0 Germany - 2.3 Others - 7.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 8.1 Taiwan Semiconductor Manufacturing Co Ltd 5.0 Schneider Electric SE 3.6 CRH PLC 3.6 Safran SA 3.3 GE Vernova Inc 3.2 BAE Systems PLC 3.2 Rolls-Royce Holdings PLC 3.0 Airbus SE 3.0 Mitsubishi Heavy Industries Ltd 2.9 38.9
Fidelity Advisor International Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class M
Trading Symbol	FITGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 69	1.36%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%
Net Assets	$ 8,149,693,696
Holdings Count | shares	61
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.0 Information Technology 22.2 Materials 12.2 Health Care 7.2 Consumer Discretionary 6.8 Financials 5.7 Communication Services 0.8 Consumer Staples 0.8 Common Stocks 96.5 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 23.9 Japan 13.3 France 12.1 United Kingdom 11.6 Netherlands 9.4 Sweden 8.9 Switzerland 6.2 Taiwan 5.0 Germany 2.3 Others 7.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.9 Japan - 13.3 France - 12.1 United Kingdom - 11.6 Netherlands - 9.4 Sweden - 8.9 Switzerland - 6.2 Taiwan - 5.0 Germany - 2.3 Others - 7.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 8.1 Taiwan Semiconductor Manufacturing Co Ltd 5.0 Schneider Electric SE 3.6 CRH PLC 3.6 Safran SA 3.3 GE Vernova Inc 3.2 BAE Systems PLC 3.2 Rolls-Royce Holdings PLC 3.0 Airbus SE 3.0 Mitsubishi Heavy Industries Ltd 2.9 38.9
Fidelity Advisor International Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class I
Trading Symbol	FIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 8,149,693,696
Holdings Count | shares	61
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.0 Information Technology 22.2 Materials 12.2 Health Care 7.2 Consumer Discretionary 6.8 Financials 5.7 Communication Services 0.8 Consumer Staples 0.8 Common Stocks 96.5 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 23.9 Japan 13.3 France 12.1 United Kingdom 11.6 Netherlands 9.4 Sweden 8.9 Switzerland 6.2 Taiwan 5.0 Germany 2.3 Others 7.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.9 Japan - 13.3 France - 12.1 United Kingdom - 11.6 Netherlands - 9.4 Sweden - 8.9 Switzerland - 6.2 Taiwan - 5.0 Germany - 2.3 Others - 7.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 8.1 Taiwan Semiconductor Manufacturing Co Ltd 5.0 Schneider Electric SE 3.6 CRH PLC 3.6 Safran SA 3.3 GE Vernova Inc 3.2 BAE Systems PLC 3.2 Rolls-Royce Holdings PLC 3.0 Airbus SE 3.0 Mitsubishi Heavy Industries Ltd 2.9 38.9
Fidelity Advisor International Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class C
Trading Symbol	FIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.86%
Net Assets	$ 8,149,693,696
Holdings Count | shares	61
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.0 Information Technology 22.2 Materials 12.2 Health Care 7.2 Consumer Discretionary 6.8 Financials 5.7 Communication Services 0.8 Consumer Staples 0.8 Common Stocks 96.5 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 23.9 Japan 13.3 France 12.1 United Kingdom 11.6 Netherlands 9.4 Sweden 8.9 Switzerland 6.2 Taiwan 5.0 Germany 2.3 Others 7.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.9 Japan - 13.3 France - 12.1 United Kingdom - 11.6 Netherlands - 9.4 Sweden - 8.9 Switzerland - 6.2 Taiwan - 5.0 Germany - 2.3 Others - 7.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 8.1 Taiwan Semiconductor Manufacturing Co Ltd 5.0 Schneider Electric SE 3.6 CRH PLC 3.6 Safran SA 3.3 GE Vernova Inc 3.2 BAE Systems PLC 3.2 Rolls-Royce Holdings PLC 3.0 Airbus SE 3.0 Mitsubishi Heavy Industries Ltd 2.9 38.9
Fidelity Advisor International Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class A
Trading Symbol	FIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.11%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Net Assets	$ 8,149,693,696
Holdings Count | shares	61
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.0 Information Technology 22.2 Materials 12.2 Health Care 7.2 Consumer Discretionary 6.8 Financials 5.7 Communication Services 0.8 Consumer Staples 0.8 Common Stocks 96.5 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 23.9 Japan 13.3 France 12.1 United Kingdom 11.6 Netherlands 9.4 Sweden 8.9 Switzerland 6.2 Taiwan 5.0 Germany 2.3 Others 7.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.9 Japan - 13.3 France - 12.1 United Kingdom - 11.6 Netherlands - 9.4 Sweden - 8.9 Switzerland - 6.2 Taiwan - 5.0 Germany - 2.3 Others - 7.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 8.1 Taiwan Semiconductor Manufacturing Co Ltd 5.0 Schneider Electric SE 3.6 CRH PLC 3.6 Safran SA 3.3 GE Vernova Inc 3.2 BAE Systems PLC 3.2 Rolls-Royce Holdings PLC 3.0 Airbus SE 3.0 Mitsubishi Heavy Industries Ltd 2.9 38.9
Fidelity International Discovery K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery K6 Fund
Class Name	Fidelity® International Discovery K6 Fund
Trading Symbol	FDKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery K6 Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery K6 Fund	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 598,916,358
Holdings Count | shares	144
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$598,916,358
Number of Holdings	144
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.2 Financials 22.7 Information Technology 19.9 Communication Services 9.2 Consumer Discretionary 5.9 Health Care 5.6 Materials 2.8 Consumer Staples 2.4 Energy 1.4 Utilities 1.0 Common Stocks 95.6 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 Japan 19.8 United Kingdom 17.4 United States 7.4 Taiwan 6.3 Germany 6.2 Netherlands 5.9 Sweden 4.3 Spain 4.1 China 3.9 Others 24.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.8 United Kingdom - 17.4 United States - 7.4 Taiwan - 6.3 Germany - 6.2 Netherlands - 5.9 Sweden - 4.3 Spain - 4.1 China - 3.9 Others - 24.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Zegona Communications plc 6.3 Taiwan Semiconductor Manufacturing Co Ltd 4.5 ASML Holding NV 3.5 Banco Santander SA 2.5 Investor AB B Shares 2.3 British American Tobacco PLC 2.2 Siemens AG 1.9 Mitsubishi UFJ Financial Group Inc 1.9 ITOCHU Corp 1.8 Schneider Electric SE 1.7 28.6
Fidelity International Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity® International Discovery Fund
Trading Symbol	FIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 12,541,282,277
Holdings Count | shares	146
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.8 Financials 23.3 Information Technology 19.7 Communication Services 7.1 Consumer Discretionary 6.0 Health Care 6.0 Materials 3.0 Consumer Staples 2.4 Energy 1.5 Utilities 1.1 Common Stocks 95.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Japan 20.4 United Kingdom 15.2 United States 7.7 Germany 6.5 Taiwan 6.4 Netherlands 6.1 Sweden 4.3 Spain 4.2 China 4.2 Others 25.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.4 United Kingdom - 15.2 United States - 7.7 Germany - 6.5 Taiwan - 6.4 Netherlands - 6.1 Sweden - 4.3 Spain - 4.2 China - 4.2 Others - 25.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Zegona Communications plc 3.9 ASML Holding NV 3.5 Banco Santander SA 2.5 Investor AB B Shares 2.4 British American Tobacco PLC 2.2 Siemens AG 2.0 Mitsubishi UFJ Financial Group Inc 2.0 ITOCHU Corp 2.0 Schneider Electric SE 1.8 26.9
Fidelity Advisor International Discovery Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class Z
Trading Symbol	FZAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 12,541,282,277
Holdings Count | shares	146
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.8 Financials 23.3 Information Technology 19.7 Communication Services 7.1 Consumer Discretionary 6.0 Health Care 6.0 Materials 3.0 Consumer Staples 2.4 Energy 1.5 Utilities 1.1 Common Stocks 95.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Japan 20.4 United Kingdom 15.2 United States 7.7 Germany 6.5 Taiwan 6.4 Netherlands 6.1 Sweden 4.3 Spain 4.2 China 4.2 Others 25.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.4 United Kingdom - 15.2 United States - 7.7 Germany - 6.5 Taiwan - 6.4 Netherlands - 6.1 Sweden - 4.3 Spain - 4.2 China - 4.2 Others - 25.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Zegona Communications plc 3.9 ASML Holding NV 3.5 Banco Santander SA 2.5 Investor AB B Shares 2.4 British American Tobacco PLC 2.2 Siemens AG 2.0 Mitsubishi UFJ Financial Group Inc 2.0 ITOCHU Corp 2.0 Schneider Electric SE 1.8 26.9
Fidelity Advisor International Discovery Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class M
Trading Symbol	FTADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Net Assets	$ 12,541,282,277
Holdings Count | shares	146
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.8 Financials 23.3 Information Technology 19.7 Communication Services 7.1 Consumer Discretionary 6.0 Health Care 6.0 Materials 3.0 Consumer Staples 2.4 Energy 1.5 Utilities 1.1 Common Stocks 95.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Japan 20.4 United Kingdom 15.2 United States 7.7 Germany 6.5 Taiwan 6.4 Netherlands 6.1 Sweden 4.3 Spain 4.2 China 4.2 Others 25.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.4 United Kingdom - 15.2 United States - 7.7 Germany - 6.5 Taiwan - 6.4 Netherlands - 6.1 Sweden - 4.3 Spain - 4.2 China - 4.2 Others - 25.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Zegona Communications plc 3.9 ASML Holding NV 3.5 Banco Santander SA 2.5 Investor AB B Shares 2.4 British American Tobacco PLC 2.2 Siemens AG 2.0 Mitsubishi UFJ Financial Group Inc 2.0 ITOCHU Corp 2.0 Schneider Electric SE 1.8 26.9
Fidelity International Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity® International Discovery Fund Class K
Trading Symbol	FIDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 12,541,282,277
Holdings Count | shares	146
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.8 Financials 23.3 Information Technology 19.7 Communication Services 7.1 Consumer Discretionary 6.0 Health Care 6.0 Materials 3.0 Consumer Staples 2.4 Energy 1.5 Utilities 1.1 Common Stocks 95.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Japan 20.4 United Kingdom 15.2 United States 7.7 Germany 6.5 Taiwan 6.4 Netherlands 6.1 Sweden 4.3 Spain 4.2 China 4.2 Others 25.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.4 United Kingdom - 15.2 United States - 7.7 Germany - 6.5 Taiwan - 6.4 Netherlands - 6.1 Sweden - 4.3 Spain - 4.2 China - 4.2 Others - 25.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Zegona Communications plc 3.9 ASML Holding NV 3.5 Banco Santander SA 2.5 Investor AB B Shares 2.4 British American Tobacco PLC 2.2 Siemens AG 2.0 Mitsubishi UFJ Financial Group Inc 2.0 ITOCHU Corp 2.0 Schneider Electric SE 1.8 26.9
Fidelity Advisor International Discovery Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class I
Trading Symbol	FIADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 12,541,282,277
Holdings Count | shares	146
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.8 Financials 23.3 Information Technology 19.7 Communication Services 7.1 Consumer Discretionary 6.0 Health Care 6.0 Materials 3.0 Consumer Staples 2.4 Energy 1.5 Utilities 1.1 Common Stocks 95.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Japan 20.4 United Kingdom 15.2 United States 7.7 Germany 6.5 Taiwan 6.4 Netherlands 6.1 Sweden 4.3 Spain 4.2 China 4.2 Others 25.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.4 United Kingdom - 15.2 United States - 7.7 Germany - 6.5 Taiwan - 6.4 Netherlands - 6.1 Sweden - 4.3 Spain - 4.2 China - 4.2 Others - 25.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Zegona Communications plc 3.9 ASML Holding NV 3.5 Banco Santander SA 2.5 Investor AB B Shares 2.4 British American Tobacco PLC 2.2 Siemens AG 2.0 Mitsubishi UFJ Financial Group Inc 2.0 ITOCHU Corp 2.0 Schneider Electric SE 1.8 26.9
Fidelity Advisor International Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class C
Trading Symbol	FCADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.79%
Net Assets	$ 12,541,282,277
Holdings Count | shares	146
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.8 Financials 23.3 Information Technology 19.7 Communication Services 7.1 Consumer Discretionary 6.0 Health Care 6.0 Materials 3.0 Consumer Staples 2.4 Energy 1.5 Utilities 1.1 Common Stocks 95.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Japan 20.4 United Kingdom 15.2 United States 7.7 Germany 6.5 Taiwan 6.4 Netherlands 6.1 Sweden 4.3 Spain 4.2 China 4.2 Others 25.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.4 United Kingdom - 15.2 United States - 7.7 Germany - 6.5 Taiwan - 6.4 Netherlands - 6.1 Sweden - 4.3 Spain - 4.2 China - 4.2 Others - 25.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Zegona Communications plc 3.9 ASML Holding NV 3.5 Banco Santander SA 2.5 Investor AB B Shares 2.4 British American Tobacco PLC 2.2 Siemens AG 2.0 Mitsubishi UFJ Financial Group Inc 2.0 ITOCHU Corp 2.0 Schneider Electric SE 1.8 26.9
Fidelity Advisor International Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class A
Trading Symbol	FAIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Net Assets	$ 12,541,282,277
Holdings Count | shares	146
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.8 Financials 23.3 Information Technology 19.7 Communication Services 7.1 Consumer Discretionary 6.0 Health Care 6.0 Materials 3.0 Consumer Staples 2.4 Energy 1.5 Utilities 1.1 Common Stocks 95.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Japan 20.4 United Kingdom 15.2 United States 7.7 Germany 6.5 Taiwan 6.4 Netherlands 6.1 Sweden 4.3 Spain 4.2 China 4.2 Others 25.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.4 United Kingdom - 15.2 United States - 7.7 Germany - 6.5 Taiwan - 6.4 Netherlands - 6.1 Sweden - 4.3 Spain - 4.2 China - 4.2 Others - 25.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Zegona Communications plc 3.9 ASML Holding NV 3.5 Banco Santander SA 2.5 Investor AB B Shares 2.4 British American Tobacco PLC 2.2 Siemens AG 2.0 Mitsubishi UFJ Financial Group Inc 2.0 ITOCHU Corp 2.0 Schneider Electric SE 1.8 26.9
Fidelity International Capital Appreciation K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Capital Appreciation K6 Fund
Class Name	Fidelity® International Capital Appreciation K6 Fund
Trading Symbol	FAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Capital Appreciation K6 Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation K6 Fund	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 2,258,816,802
Holdings Count | shares	64
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,258,816,802
Number of Holdings	64
Portfolio Turnover	141%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 27.0 Financials 24.1 Materials 6.7 Consumer Staples 3.3 Consumer Discretionary 2.7 Utilities 1.8 Communication Services 1.3 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 19.8 Japan 15.9 Taiwan 6.9 United Kingdom 6.8 Israel 6.5 Netherlands 5.2 Germany 5.2 India 3.8 Spain 3.8 Others 26.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.8 Japan - 15.9 Taiwan - 6.9 United Kingdom - 6.8 Israel - 6.5 Netherlands - 5.2 Germany - 5.2 India - 3.8 Spain - 3.8 Others - 26.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.9 ASML Holding NV 3.1 SK Hynix Inc 2.5 ASM International NV 2.1 Schneider Electric SE 2.1 Hitachi Ltd 2.1 Siemens Energy AG 2.1 Rolls-Royce Holdings PLC 2.1 Next Vision Stabilized Systems Ltd 2.0 Celestica Inc (United States) 2.0 27.0
Fidelity Global Equity Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity® Global Equity Income Fund
Trading Symbol	FGILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Equity Income Fund	$ 44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 467,170,275
Holdings Count | shares	150
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Financials 13.1 Industrials 12.1 Health Care 10.7 Communication Services 8.5 Consumer Staples 7.7 Consumer Discretionary 7.0 Energy 4.5 Utilities 3.4 Materials 2.2 Real Estate 1.0 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 58.8 United Kingdom 8.8 Taiwan 5.5 Canada 4.0 Korea (South) 4.0 Germany 3.9 Japan 3.8 France 2.8 Netherlands 2.0 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.8 United Kingdom - 8.8 Taiwan - 5.5 Canada - 4.0 Korea (South) - 4.0 Germany - 3.9 Japan - 3.8 France - 2.8 Netherlands - 2.0 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.5 Apple Inc 5.2 Alphabet Inc Class A 4.8 Microsoft Corp 4.3 Samsung Electronics Co Ltd 4.0 Broadcom Inc 2.6 JPMorgan Chase & Co 2.3 Rheinmetall AG 2.0 NXP Semiconductors NV 2.0 AbbVie Inc 1.6 34.3
Fidelity Europe Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity® Europe Fund
Trading Symbol	FIEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Europe Fund	$ 42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 982,760,970
Holdings Count | shares	102
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.1 Industrials 20.8 Health Care 13.5 Information Technology 11.3 Consumer Discretionary 6.2 Energy 5.4 Communication Services 5.1 Materials 4.9 Consumer Staples 4.4 Utilities 2.4 Common Stocks 99.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United Kingdom 21.3 United States 11.7 France 11.1 Germany 8.0 Italy 7.7 Netherlands 6.7 Spain 5.4 Sweden 4.9 Switzerland 4.5 Others 18.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 21.3 United States - 11.7 France - 11.1 Germany - 8.0 Italy - 7.7 Netherlands - 6.7 Spain - 5.4 Sweden - 4.9 Switzerland - 4.5 Others - 18.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.8 Siemens Energy AG 4.0 Astrazeneca PLC 3.9 Shell PLC 3.8 Roche Holding AG 3.2 Rolls-Royce Holdings PLC 2.9 Banco Santander SA 2.2 Siemens AG 2.1 Schneider Electric SE 2.1 Prudential PLC 1.9 31.9
Fidelity Advisor Europe Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class Z
Trading Symbol	FIQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 982,760,970
Holdings Count | shares	102
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.1 Industrials 20.8 Health Care 13.5 Information Technology 11.3 Consumer Discretionary 6.2 Energy 5.4 Communication Services 5.1 Materials 4.9 Consumer Staples 4.4 Utilities 2.4 Common Stocks 99.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United Kingdom 21.3 United States 11.7 France 11.1 Germany 8.0 Italy 7.7 Netherlands 6.7 Spain 5.4 Sweden 4.9 Switzerland 4.5 Others 18.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 21.3 United States - 11.7 France - 11.1 Germany - 8.0 Italy - 7.7 Netherlands - 6.7 Spain - 5.4 Sweden - 4.9 Switzerland - 4.5 Others - 18.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.8 Siemens Energy AG 4.0 Astrazeneca PLC 3.9 Shell PLC 3.8 Roche Holding AG 3.2 Rolls-Royce Holdings PLC 2.9 Banco Santander SA 2.2 Siemens AG 2.1 Schneider Electric SE 2.1 Prudential PLC 1.9 31.9
Fidelity Advisor Europe Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class M
Trading Symbol	FHJVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.35%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Net Assets	$ 982,760,970
Holdings Count | shares	102
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.1 Industrials 20.8 Health Care 13.5 Information Technology 11.3 Consumer Discretionary 6.2 Energy 5.4 Communication Services 5.1 Materials 4.9 Consumer Staples 4.4 Utilities 2.4 Common Stocks 99.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United Kingdom 21.3 United States 11.7 France 11.1 Germany 8.0 Italy 7.7 Netherlands 6.7 Spain 5.4 Sweden 4.9 Switzerland 4.5 Others 18.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 21.3 United States - 11.7 France - 11.1 Germany - 8.0 Italy - 7.7 Netherlands - 6.7 Spain - 5.4 Sweden - 4.9 Switzerland - 4.5 Others - 18.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.8 Siemens Energy AG 4.0 Astrazeneca PLC 3.9 Shell PLC 3.8 Roche Holding AG 3.2 Rolls-Royce Holdings PLC 2.9 Banco Santander SA 2.2 Siemens AG 2.1 Schneider Electric SE 2.1 Prudential PLC 1.9 31.9
Fidelity Advisor Europe Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class I
Trading Symbol	FHJMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 982,760,970
Holdings Count | shares	102
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.1 Industrials 20.8 Health Care 13.5 Information Technology 11.3 Consumer Discretionary 6.2 Energy 5.4 Communication Services 5.1 Materials 4.9 Consumer Staples 4.4 Utilities 2.4 Common Stocks 99.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United Kingdom 21.3 United States 11.7 France 11.1 Germany 8.0 Italy 7.7 Netherlands 6.7 Spain 5.4 Sweden 4.9 Switzerland 4.5 Others 18.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 21.3 United States - 11.7 France - 11.1 Germany - 8.0 Italy - 7.7 Netherlands - 6.7 Spain - 5.4 Sweden - 4.9 Switzerland - 4.5 Others - 18.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.8 Siemens Energy AG 4.0 Astrazeneca PLC 3.9 Shell PLC 3.8 Roche Holding AG 3.2 Rolls-Royce Holdings PLC 2.9 Banco Santander SA 2.2 Siemens AG 2.1 Schneider Electric SE 2.1 Prudential PLC 1.9 31.9
Fidelity Advisor Europe Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class C
Trading Symbol	FHJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.85%
Net Assets	$ 982,760,970
Holdings Count | shares	102
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.1 Industrials 20.8 Health Care 13.5 Information Technology 11.3 Consumer Discretionary 6.2 Energy 5.4 Communication Services 5.1 Materials 4.9 Consumer Staples 4.4 Utilities 2.4 Common Stocks 99.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United Kingdom 21.3 United States 11.7 France 11.1 Germany 8.0 Italy 7.7 Netherlands 6.7 Spain 5.4 Sweden 4.9 Switzerland 4.5 Others 18.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 21.3 United States - 11.7 France - 11.1 Germany - 8.0 Italy - 7.7 Netherlands - 6.7 Spain - 5.4 Sweden - 4.9 Switzerland - 4.5 Others - 18.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.8 Siemens Energy AG 4.0 Astrazeneca PLC 3.9 Shell PLC 3.8 Roche Holding AG 3.2 Rolls-Royce Holdings PLC 2.9 Banco Santander SA 2.2 Siemens AG 2.1 Schneider Electric SE 2.1 Prudential PLC 1.9 31.9
Fidelity Advisor Europe Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class A
Trading Symbol	FHJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 982,760,970
Holdings Count | shares	102
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.1 Industrials 20.8 Health Care 13.5 Information Technology 11.3 Consumer Discretionary 6.2 Energy 5.4 Communication Services 5.1 Materials 4.9 Consumer Staples 4.4 Utilities 2.4 Common Stocks 99.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United Kingdom 21.3 United States 11.7 France 11.1 Germany 8.0 Italy 7.7 Netherlands 6.7 Spain 5.4 Sweden 4.9 Switzerland 4.5 Others 18.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 21.3 United States - 11.7 France - 11.1 Germany - 8.0 Italy - 7.7 Netherlands - 6.7 Spain - 5.4 Sweden - 4.9 Switzerland - 4.5 Others - 18.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.8 Siemens Energy AG 4.0 Astrazeneca PLC 3.9 Shell PLC 3.8 Roche Holding AG 3.2 Rolls-Royce Holdings PLC 2.9 Banco Santander SA 2.2 Siemens AG 2.1 Schneider Electric SE 2.1 Prudential PLC 1.9 31.9
Fidelity Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity® Emerging Markets Fund
Trading Symbol	FEMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Fund	$ 45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 10,755,515,455
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.6 Financials 14.1 Industrials 11.5 Consumer Discretionary 7.8 Communication Services 7.7 Energy 5.3 Health Care 4.6 Consumer Staples 3.9 Materials 2.4 Utilities 0.7 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 China 23.1 Taiwan 22.8 Korea (South) 17.4 India 9.3 United States 4.9 Brazil 4.8 United Arab Emirates 1.9 France 1.8 Mexico 1.7 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 23.1 Taiwan - 22.8 Korea (South) - 17.4 India - 9.3 United States - 4.9 Brazil - 4.8 United Arab Emirates - 1.9 France - 1.8 Mexico - 1.7 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 20.0 Samsung Electronics Co Ltd 6.6 SK Hynix Inc 6.3 Tencent Holdings Ltd 5.3 Alibaba Group Holding Ltd ADR 2.9 NVIDIA Corp 2.8 Contemporary Amperex Technology Co Ltd A Shares (China) 2.2 Sieyuan Electric Co Ltd A Shares (China) 1.7 Gaztransport Et Technigaz SA 1.5 SK Square Co Ltd 1.4 50.7
Fidelity Advisor Emerging Markets Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class Z
Trading Symbol	FZEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 10,755,515,455
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.6 Financials 14.1 Industrials 11.5 Consumer Discretionary 7.8 Communication Services 7.7 Energy 5.3 Health Care 4.6 Consumer Staples 3.9 Materials 2.4 Utilities 0.7 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 China 23.1 Taiwan 22.8 Korea (South) 17.4 India 9.3 United States 4.9 Brazil 4.8 United Arab Emirates 1.9 France 1.8 Mexico 1.7 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 23.1 Taiwan - 22.8 Korea (South) - 17.4 India - 9.3 United States - 4.9 Brazil - 4.8 United Arab Emirates - 1.9 France - 1.8 Mexico - 1.7 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 20.0 Samsung Electronics Co Ltd 6.6 SK Hynix Inc 6.3 Tencent Holdings Ltd 5.3 Alibaba Group Holding Ltd ADR 2.9 NVIDIA Corp 2.8 Contemporary Amperex Technology Co Ltd A Shares (China) 2.2 Sieyuan Electric Co Ltd A Shares (China) 1.7 Gaztransport Et Technigaz SA 1.5 SK Square Co Ltd 1.4 50.7
Fidelity Advisor Emerging Markets Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class M
Trading Symbol	FEQMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.39%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.39%
Net Assets	$ 10,755,515,455
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.6 Financials 14.1 Industrials 11.5 Consumer Discretionary 7.8 Communication Services 7.7 Energy 5.3 Health Care 4.6 Consumer Staples 3.9 Materials 2.4 Utilities 0.7 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 China 23.1 Taiwan 22.8 Korea (South) 17.4 India 9.3 United States 4.9 Brazil 4.8 United Arab Emirates 1.9 France 1.8 Mexico 1.7 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 23.1 Taiwan - 22.8 Korea (South) - 17.4 India - 9.3 United States - 4.9 Brazil - 4.8 United Arab Emirates - 1.9 France - 1.8 Mexico - 1.7 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 20.0 Samsung Electronics Co Ltd 6.6 SK Hynix Inc 6.3 Tencent Holdings Ltd 5.3 Alibaba Group Holding Ltd ADR 2.9 NVIDIA Corp 2.8 Contemporary Amperex Technology Co Ltd A Shares (China) 2.2 Sieyuan Electric Co Ltd A Shares (China) 1.7 Gaztransport Et Technigaz SA 1.5 SK Square Co Ltd 1.4 50.7
Fidelity Emerging Markets Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity® Emerging Markets Fund Class K
Trading Symbol	FKEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 10,755,515,455
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.6 Financials 14.1 Industrials 11.5 Consumer Discretionary 7.8 Communication Services 7.7 Energy 5.3 Health Care 4.6 Consumer Staples 3.9 Materials 2.4 Utilities 0.7 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 China 23.1 Taiwan 22.8 Korea (South) 17.4 India 9.3 United States 4.9 Brazil 4.8 United Arab Emirates 1.9 France 1.8 Mexico 1.7 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 23.1 Taiwan - 22.8 Korea (South) - 17.4 India - 9.3 United States - 4.9 Brazil - 4.8 United Arab Emirates - 1.9 France - 1.8 Mexico - 1.7 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 20.0 Samsung Electronics Co Ltd 6.6 SK Hynix Inc 6.3 Tencent Holdings Ltd 5.3 Alibaba Group Holding Ltd ADR 2.9 NVIDIA Corp 2.8 Contemporary Amperex Technology Co Ltd A Shares (China) 2.2 Sieyuan Electric Co Ltd A Shares (China) 1.7 Gaztransport Et Technigaz SA 1.5 SK Square Co Ltd 1.4 50.7
Fidelity Advisor Emerging Markets Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class I
Trading Symbol	FECMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 10,755,515,455
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.6 Financials 14.1 Industrials 11.5 Consumer Discretionary 7.8 Communication Services 7.7 Energy 5.3 Health Care 4.6 Consumer Staples 3.9 Materials 2.4 Utilities 0.7 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 China 23.1 Taiwan 22.8 Korea (South) 17.4 India 9.3 United States 4.9 Brazil 4.8 United Arab Emirates 1.9 France 1.8 Mexico 1.7 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 23.1 Taiwan - 22.8 Korea (South) - 17.4 India - 9.3 United States - 4.9 Brazil - 4.8 United Arab Emirates - 1.9 France - 1.8 Mexico - 1.7 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 20.0 Samsung Electronics Co Ltd 6.6 SK Hynix Inc 6.3 Tencent Holdings Ltd 5.3 Alibaba Group Holding Ltd ADR 2.9 NVIDIA Corp 2.8 Contemporary Amperex Technology Co Ltd A Shares (China) 2.2 Sieyuan Electric Co Ltd A Shares (China) 1.7 Gaztransport Et Technigaz SA 1.5 SK Square Co Ltd 1.4 50.7
Fidelity Advisor Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class C
Trading Symbol	FEMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.89%
Net Assets	$ 10,755,515,455
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.6 Financials 14.1 Industrials 11.5 Consumer Discretionary 7.8 Communication Services 7.7 Energy 5.3 Health Care 4.6 Consumer Staples 3.9 Materials 2.4 Utilities 0.7 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 China 23.1 Taiwan 22.8 Korea (South) 17.4 India 9.3 United States 4.9 Brazil 4.8 United Arab Emirates 1.9 France 1.8 Mexico 1.7 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 23.1 Taiwan - 22.8 Korea (South) - 17.4 India - 9.3 United States - 4.9 Brazil - 4.8 United Arab Emirates - 1.9 France - 1.8 Mexico - 1.7 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 20.0 Samsung Electronics Co Ltd 6.6 SK Hynix Inc 6.3 Tencent Holdings Ltd 5.3 Alibaba Group Holding Ltd ADR 2.9 NVIDIA Corp 2.8 Contemporary Amperex Technology Co Ltd A Shares (China) 2.2 Sieyuan Electric Co Ltd A Shares (China) 1.7 Gaztransport Et Technigaz SA 1.5 SK Square Co Ltd 1.4 50.7
Fidelity Advisor Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class A
Trading Symbol	FEDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.14%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
Net Assets	$ 10,755,515,455
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.6 Financials 14.1 Industrials 11.5 Consumer Discretionary 7.8 Communication Services 7.7 Energy 5.3 Health Care 4.6 Consumer Staples 3.9 Materials 2.4 Utilities 0.7 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 China 23.1 Taiwan 22.8 Korea (South) 17.4 India 9.3 United States 4.9 Brazil 4.8 United Arab Emirates 1.9 France 1.8 Mexico 1.7 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 23.1 Taiwan - 22.8 Korea (South) - 17.4 India - 9.3 United States - 4.9 Brazil - 4.8 United Arab Emirates - 1.9 France - 1.8 Mexico - 1.7 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 20.0 Samsung Electronics Co Ltd 6.6 SK Hynix Inc 6.3 Tencent Holdings Ltd 5.3 Alibaba Group Holding Ltd ADR 2.9 NVIDIA Corp 2.8 Contemporary Amperex Technology Co Ltd A Shares (China) 2.2 Sieyuan Electric Co Ltd A Shares (China) 1.7 Gaztransport Et Technigaz SA 1.5 SK Square Co Ltd 1.4 50.7
Fidelity Emerging Markets Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity® Emerging Markets Discovery Fund
Trading Symbol	FEDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Discovery Fund	$ 51	0.93%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.93%
Net Assets	$ 1,488,600,335
Holdings Count | shares	106
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.8 Financials 18.0 Information Technology 15.2 Consumer Discretionary 11.7 Consumer Staples 7.3 Materials 6.7 Health Care 6.1 Energy 3.5 Real Estate 2.3 Communication Services 2.2 Utilities 1.0 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Taiwan 21.2 China 17.2 Korea (South) 10.5 India 10.1 Brazil 7.7 Mexico 4.1 Poland 3.7 South Africa 3.3 Indonesia 3.0 Others 19.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.2 China - 17.2 Korea (South) - 10.5 India - 10.1 Brazil - 7.7 Mexico - 4.1 Poland - 3.7 South Africa - 3.3 Indonesia - 3.0 Others - 19.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unimicron Technology Corp 3.0 Chroma ATE Inc 2.2 Bizlink Holding Inc 2.2 ASPEED Technology Inc 1.9 Sasol Ltd 1.7 eMemory Technology Inc 1.6 First Resources Ltd 1.5 PRIO SA/Brazil 1.5 Yageo Corp 1.5 Airtac International Group 1.4 18.5
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class Z
Trading Symbol	FIQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.85%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%
Net Assets	$ 1,488,600,335
Holdings Count | shares	106
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.8 Financials 18.0 Information Technology 15.2 Consumer Discretionary 11.7 Consumer Staples 7.3 Materials 6.7 Health Care 6.1 Energy 3.5 Real Estate 2.3 Communication Services 2.2 Utilities 1.0 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Taiwan 21.2 China 17.2 Korea (South) 10.5 India 10.1 Brazil 7.7 Mexico 4.1 Poland 3.7 South Africa 3.3 Indonesia 3.0 Others 19.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.2 China - 17.2 Korea (South) - 10.5 India - 10.1 Brazil - 7.7 Mexico - 4.1 Poland - 3.7 South Africa - 3.3 Indonesia - 3.0 Others - 19.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unimicron Technology Corp 3.0 Chroma ATE Inc 2.2 Bizlink Holding Inc 2.2 ASPEED Technology Inc 1.9 Sasol Ltd 1.7 eMemory Technology Inc 1.6 First Resources Ltd 1.5 PRIO SA/Brazil 1.5 Yageo Corp 1.5 Airtac International Group 1.4 18.5
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class M
Trading Symbol	FEDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 81	1.48%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%
Net Assets	$ 1,488,600,335
Holdings Count | shares	106
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.8 Financials 18.0 Information Technology 15.2 Consumer Discretionary 11.7 Consumer Staples 7.3 Materials 6.7 Health Care 6.1 Energy 3.5 Real Estate 2.3 Communication Services 2.2 Utilities 1.0 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Taiwan 21.2 China 17.2 Korea (South) 10.5 India 10.1 Brazil 7.7 Mexico 4.1 Poland 3.7 South Africa 3.3 Indonesia 3.0 Others 19.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.2 China - 17.2 Korea (South) - 10.5 India - 10.1 Brazil - 7.7 Mexico - 4.1 Poland - 3.7 South Africa - 3.3 Indonesia - 3.0 Others - 19.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unimicron Technology Corp 3.0 Chroma ATE Inc 2.2 Bizlink Holding Inc 2.2 ASPEED Technology Inc 1.9 Sasol Ltd 1.7 eMemory Technology Inc 1.6 First Resources Ltd 1.5 PRIO SA/Brazil 1.5 Yageo Corp 1.5 Airtac International Group 1.4 18.5
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class I
Trading Symbol	FEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.98%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%
Net Assets	$ 1,488,600,335
Holdings Count | shares	106
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.8 Financials 18.0 Information Technology 15.2 Consumer Discretionary 11.7 Consumer Staples 7.3 Materials 6.7 Health Care 6.1 Energy 3.5 Real Estate 2.3 Communication Services 2.2 Utilities 1.0 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Taiwan 21.2 China 17.2 Korea (South) 10.5 India 10.1 Brazil 7.7 Mexico 4.1 Poland 3.7 South Africa 3.3 Indonesia 3.0 Others 19.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.2 China - 17.2 Korea (South) - 10.5 India - 10.1 Brazil - 7.7 Mexico - 4.1 Poland - 3.7 South Africa - 3.3 Indonesia - 3.0 Others - 19.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unimicron Technology Corp 3.0 Chroma ATE Inc 2.2 Bizlink Holding Inc 2.2 ASPEED Technology Inc 1.9 Sasol Ltd 1.7 eMemory Technology Inc 1.6 First Resources Ltd 1.5 PRIO SA/Brazil 1.5 Yageo Corp 1.5 Airtac International Group 1.4 18.5
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class C
Trading Symbol	FEDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 108	1.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.98%
Net Assets	$ 1,488,600,335
Holdings Count | shares	106
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.8 Financials 18.0 Information Technology 15.2 Consumer Discretionary 11.7 Consumer Staples 7.3 Materials 6.7 Health Care 6.1 Energy 3.5 Real Estate 2.3 Communication Services 2.2 Utilities 1.0 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Taiwan 21.2 China 17.2 Korea (South) 10.5 India 10.1 Brazil 7.7 Mexico 4.1 Poland 3.7 South Africa 3.3 Indonesia 3.0 Others 19.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.2 China - 17.2 Korea (South) - 10.5 India - 10.1 Brazil - 7.7 Mexico - 4.1 Poland - 3.7 South Africa - 3.3 Indonesia - 3.0 Others - 19.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unimicron Technology Corp 3.0 Chroma ATE Inc 2.2 Bizlink Holding Inc 2.2 ASPEED Technology Inc 1.9 Sasol Ltd 1.7 eMemory Technology Inc 1.6 First Resources Ltd 1.5 PRIO SA/Brazil 1.5 Yageo Corp 1.5 Airtac International Group 1.4 18.5
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class A
Trading Symbol	FEDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	1.23%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.23%
Net Assets	$ 1,488,600,335
Holdings Count | shares	106
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.8 Financials 18.0 Information Technology 15.2 Consumer Discretionary 11.7 Consumer Staples 7.3 Materials 6.7 Health Care 6.1 Energy 3.5 Real Estate 2.3 Communication Services 2.2 Utilities 1.0 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Taiwan 21.2 China 17.2 Korea (South) 10.5 India 10.1 Brazil 7.7 Mexico 4.1 Poland 3.7 South Africa 3.3 Indonesia 3.0 Others 19.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.2 China - 17.2 Korea (South) - 10.5 India - 10.1 Brazil - 7.7 Mexico - 4.1 Poland - 3.7 South Africa - 3.3 Indonesia - 3.0 Others - 19.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unimicron Technology Corp 3.0 Chroma ATE Inc 2.2 Bizlink Holding Inc 2.2 ASPEED Technology Inc 1.9 Sasol Ltd 1.7 eMemory Technology Inc 1.6 First Resources Ltd 1.5 PRIO SA/Brazil 1.5 Yageo Corp 1.5 Airtac International Group 1.4 18.5
Fidelity Emerging Asia Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Asia Fund
Class Name	Fidelity® Emerging Asia Fund
Trading Symbol	FSEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Asia Fund	$ 56	1.03%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.03%
Net Assets	$ 1,945,723,581
Holdings Count | shares	73
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,945,723,581
Number of Holdings	73
Portfolio Turnover	98%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.1 Industrials 16.0 Financials 13.7 Consumer Discretionary 7.9 Communication Services 6.1 Materials 5.1 Health Care 3.0 Consumer Staples 1.8 Energy 1.7 Common Stocks 92.9 Preferred Stocks 4.5 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.9 Preferred Stocks - 4.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 30.7 Taiwan 30.0 Korea (South) 20.8 India 7.9 Singapore 3.8 United States 2.9 Hong Kong 1.6 Indonesia 1.2 Philippines 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 30.7 Taiwan - 30.0 Korea (South) - 20.8 India - 7.9 Singapore - 3.8 United States - 2.9 Hong Kong - 1.6 Indonesia - 1.2 Philippines - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 16.5 Tencent Holdings Ltd 4.6 Samsung Electronics Co Ltd non-voting shares 4.1 SK Square Co Ltd 4.0 MediaTek Inc 2.7 Delta Electronics Inc 2.5 Samsung Electronics Co Ltd 2.4 Oversea-Chinese Banking Corp Ltd 2.2 Contemporary Amperex Technology Co Ltd A Shares (China) 2.0 SK Hynix Inc 2.0 43.0
Fidelity Diversified International K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International K6 Fund
Class Name	Fidelity® Diversified International K6 Fund
Trading Symbol	FKIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Diversified International K6 Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International K6 Fund	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 5,149,248,045
Holdings Count | shares	152
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$5,149,248,045
Number of Holdings	152
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.9 Industrials 23.3 Information Technology 15.5 Health Care 7.8 Materials 7.4 Consumer Discretionary 6.8 Energy 4.2 Consumer Staples 3.0 Utilities 2.2 Communication Services 0.6 Common Stocks 96.0 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 Japan 20.1 United Kingdom 15.0 United States 11.5 Germany 8.6 Spain 5.0 France 4.8 Italy 4.4 Netherlands 4.2 Canada 3.8 Others 22.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.1 United Kingdom - 15.0 United States - 11.5 Germany - 8.6 Spain - 5.0 France - 4.8 Italy - 4.4 Netherlands - 4.2 Canada - 3.8 Others - 22.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV depository receipt 3.3 Banco Santander SA 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Rolls-Royce Holdings PLC 2.1 Shell PLC 1.9 Siemens Energy AG 1.9 Lloyds Banking Group PLC 1.9 Schneider Electric SE 1.8 SK Hynix Inc 1.8 CaixaBank SA 1.7 21.3
Fidelity Diversified International Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International Fund
Class Name	Fidelity® Diversified International Fund
Trading Symbol	FDIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International Fund	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 14,466,960,179
Holdings Count | shares	151
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,466,960,179
Number of Holdings	151
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.9 Industrials 23.2 Information Technology 15.4 Health Care 7.9 Materials 7.4 Consumer Discretionary 6.8 Energy 4.1 Consumer Staples 3.0 Utilities 2.2 Communication Services 0.6 Common Stocks 95.8 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 Japan 20.0 United Kingdom 15.0 United States 11.7 Germany 8.7 Spain 5.0 France 4.8 Italy 4.4 Netherlands 4.2 Canada 3.7 Others 22.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.0 United Kingdom - 15.0 United States - 11.7 Germany - 8.7 Spain - 5.0 France - 4.8 Italy - 4.4 Netherlands - 4.2 Canada - 3.7 Others - 22.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV depository receipt 3.3 Banco Santander SA 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Rolls-Royce Holdings PLC 2.1 Shell PLC 1.9 Siemens Energy AG 1.9 Lloyds Banking Group PLC 1.9 Schneider Electric SE 1.8 SK Hynix Inc 1.8 CaixaBank SA 1.7 21.3
Fidelity Diversified International Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International Fund
Class Name	Fidelity® Diversified International Fund Class K
Trading Symbol	FDIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 14,466,960,179
Holdings Count | shares	151
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,466,960,179
Number of Holdings	151
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.9 Industrials 23.2 Information Technology 15.4 Health Care 7.9 Materials 7.4 Consumer Discretionary 6.8 Energy 4.1 Consumer Staples 3.0 Utilities 2.2 Communication Services 0.6 Common Stocks 95.8 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 Japan 20.0 United Kingdom 15.0 United States 11.7 Germany 8.7 Spain 5.0 France 4.8 Italy 4.4 Netherlands 4.2 Canada 3.7 Others 22.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.0 United Kingdom - 15.0 United States - 11.7 Germany - 8.7 Spain - 5.0 France - 4.8 Italy - 4.4 Netherlands - 4.2 Canada - 3.7 Others - 22.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV depository receipt 3.3 Banco Santander SA 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Rolls-Royce Holdings PLC 2.1 Shell PLC 1.9 Siemens Energy AG 1.9 Lloyds Banking Group PLC 1.9 Schneider Electric SE 1.8 SK Hynix Inc 1.8 CaixaBank SA 1.7 21.3
Fidelity China Region Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity® China Region Fund
Trading Symbol	FHKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® China Region Fund	$ 51	0.90%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.90%
Net Assets	$ 2,520,751,229
Holdings Count | shares	88
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.5 Consumer Discretionary 9.7 Financials 8.8 Industrials 8.5 Communication Services 7.3 Materials 5.0 Health Care 4.2 Consumer Staples 0.9 Real Estate 0.4 Common Stocks 96.3 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Taiwan 44.9 China 43.7 United States 4.3 Hong Kong 4.1 Korea (South) 1.5 South Africa 1.4 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 44.9 China - 43.7 United States - 4.3 Hong Kong - 4.1 Korea (South) - 1.5 South Africa - 1.4 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 23.2 Tencent Holdings Ltd 5.8 Alibaba Group Holding Ltd 3.6 Delta Electronics Inc 3.4 MediaTek Inc 2.9 Elite Material Co Ltd 2.5 Bizlink Holding Inc 2.3 Zijin Mining Group Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.1 AIA Group Ltd 2.0 50.1
Fidelity Advisor China Region Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class Z
Trading Symbol	FIQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.77%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%
Net Assets	$ 2,520,751,229
Holdings Count | shares	88
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.5 Consumer Discretionary 9.7 Financials 8.8 Industrials 8.5 Communication Services 7.3 Materials 5.0 Health Care 4.2 Consumer Staples 0.9 Real Estate 0.4 Common Stocks 96.3 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Taiwan 44.9 China 43.7 United States 4.3 Hong Kong 4.1 Korea (South) 1.5 South Africa 1.4 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 44.9 China - 43.7 United States - 4.3 Hong Kong - 4.1 Korea (South) - 1.5 South Africa - 1.4 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 23.2 Tencent Holdings Ltd 5.8 Alibaba Group Holding Ltd 3.6 Delta Electronics Inc 3.4 MediaTek Inc 2.9 Elite Material Co Ltd 2.5 Bizlink Holding Inc 2.3 Zijin Mining Group Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.1 AIA Group Ltd 2.0 50.1
Fidelity Advisor China Region Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class M
Trading Symbol	FHKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 80	1.43%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.43%
Net Assets	$ 2,520,751,229
Holdings Count | shares	88
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.5 Consumer Discretionary 9.7 Financials 8.8 Industrials 8.5 Communication Services 7.3 Materials 5.0 Health Care 4.2 Consumer Staples 0.9 Real Estate 0.4 Common Stocks 96.3 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Taiwan 44.9 China 43.7 United States 4.3 Hong Kong 4.1 Korea (South) 1.5 South Africa 1.4 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 44.9 China - 43.7 United States - 4.3 Hong Kong - 4.1 Korea (South) - 1.5 South Africa - 1.4 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 23.2 Tencent Holdings Ltd 5.8 Alibaba Group Holding Ltd 3.6 Delta Electronics Inc 3.4 MediaTek Inc 2.9 Elite Material Co Ltd 2.5 Bizlink Holding Inc 2.3 Zijin Mining Group Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.1 AIA Group Ltd 2.0 50.1
Fidelity Advisor China Region Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class I
Trading Symbol	FHKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.90%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.90%
Net Assets	$ 2,520,751,229
Holdings Count | shares	88
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.5 Consumer Discretionary 9.7 Financials 8.8 Industrials 8.5 Communication Services 7.3 Materials 5.0 Health Care 4.2 Consumer Staples 0.9 Real Estate 0.4 Common Stocks 96.3 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Taiwan 44.9 China 43.7 United States 4.3 Hong Kong 4.1 Korea (South) 1.5 South Africa 1.4 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 44.9 China - 43.7 United States - 4.3 Hong Kong - 4.1 Korea (South) - 1.5 South Africa - 1.4 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 23.2 Tencent Holdings Ltd 5.8 Alibaba Group Holding Ltd 3.6 Delta Electronics Inc 3.4 MediaTek Inc 2.9 Elite Material Co Ltd 2.5 Bizlink Holding Inc 2.3 Zijin Mining Group Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.1 AIA Group Ltd 2.0 50.1
Fidelity Advisor China Region Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class C
Trading Symbol	FCHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 108	1.93%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.93%
Net Assets	$ 2,520,751,229
Holdings Count | shares	88
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.5 Consumer Discretionary 9.7 Financials 8.8 Industrials 8.5 Communication Services 7.3 Materials 5.0 Health Care 4.2 Consumer Staples 0.9 Real Estate 0.4 Common Stocks 96.3 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Taiwan 44.9 China 43.7 United States 4.3 Hong Kong 4.1 Korea (South) 1.5 South Africa 1.4 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 44.9 China - 43.7 United States - 4.3 Hong Kong - 4.1 Korea (South) - 1.5 South Africa - 1.4 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 23.2 Tencent Holdings Ltd 5.8 Alibaba Group Holding Ltd 3.6 Delta Electronics Inc 3.4 MediaTek Inc 2.9 Elite Material Co Ltd 2.5 Bizlink Holding Inc 2.3 Zijin Mining Group Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.1 AIA Group Ltd 2.0 50.1
Fidelity Advisor China Region Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class A
Trading Symbol	FHKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	1.18%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.18%
Net Assets	$ 2,520,751,229
Holdings Count | shares	88
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.5 Consumer Discretionary 9.7 Financials 8.8 Industrials 8.5 Communication Services 7.3 Materials 5.0 Health Care 4.2 Consumer Staples 0.9 Real Estate 0.4 Common Stocks 96.3 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Taiwan 44.9 China 43.7 United States 4.3 Hong Kong 4.1 Korea (South) 1.5 South Africa 1.4 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 44.9 China - 43.7 United States - 4.3 Hong Kong - 4.1 Korea (South) - 1.5 South Africa - 1.4 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 23.2 Tencent Holdings Ltd 5.8 Alibaba Group Holding Ltd 3.6 Delta Electronics Inc 3.4 MediaTek Inc 2.9 Elite Material Co Ltd 2.5 Bizlink Holding Inc 2.3 Zijin Mining Group Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.1 AIA Group Ltd 2.0 50.1
Fidelity Canada Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity® Canada Fund
Trading Symbol	FICDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Canada Fund	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 1,144,927,253
Holdings Count | shares	69
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.0 Energy 19.5 Materials 16.7 Industrials 12.1 Consumer Discretionary 7.8 Consumer Staples 7.2 Information Technology 6.9 Communication Services 1.1 Common Stocks 99.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Canada 90.3 United States 4.0 Brazil 3.5 Chile 1.3 Zambia 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 90.3 United States - 4.0 Brazil - 3.5 Chile - 1.3 Zambia - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.5 Toronto Dominion Bank 5.0 Canadian Pacific Kansas City Ltd 4.9 Canadian Natural Resources Ltd 4.9 Franco-Nevada Corp 4.8 Alimentation Couche-Tard Inc 4.1 PrairieSky Royalty Ltd 4.0 Suncor Energy Inc 3.8 Shopify Inc Class A 3.7 Wheaton Precious Metals Corp 3.5 47.2
Fidelity Advisor Canada Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class Z
Trading Symbol	FIQEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.57%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
Net Assets	$ 1,144,927,253
Holdings Count | shares	69
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.0 Energy 19.5 Materials 16.7 Industrials 12.1 Consumer Discretionary 7.8 Consumer Staples 7.2 Information Technology 6.9 Communication Services 1.1 Common Stocks 99.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Canada 90.3 United States 4.0 Brazil 3.5 Chile 1.3 Zambia 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 90.3 United States - 4.0 Brazil - 3.5 Chile - 1.3 Zambia - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.5 Toronto Dominion Bank 5.0 Canadian Pacific Kansas City Ltd 4.9 Canadian Natural Resources Ltd 4.9 Franco-Nevada Corp 4.8 Alimentation Couche-Tard Inc 4.1 PrairieSky Royalty Ltd 4.0 Suncor Energy Inc 3.8 Shopify Inc Class A 3.7 Wheaton Precious Metals Corp 3.5 47.2
Fidelity Advisor Canada Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class M
Trading Symbol	FTCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.20%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
Net Assets	$ 1,144,927,253
Holdings Count | shares	69
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.0 Energy 19.5 Materials 16.7 Industrials 12.1 Consumer Discretionary 7.8 Consumer Staples 7.2 Information Technology 6.9 Communication Services 1.1 Common Stocks 99.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Canada 90.3 United States 4.0 Brazil 3.5 Chile 1.3 Zambia 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 90.3 United States - 4.0 Brazil - 3.5 Chile - 1.3 Zambia - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.5 Toronto Dominion Bank 5.0 Canadian Pacific Kansas City Ltd 4.9 Canadian Natural Resources Ltd 4.9 Franco-Nevada Corp 4.8 Alimentation Couche-Tard Inc 4.1 PrairieSky Royalty Ltd 4.0 Suncor Energy Inc 3.8 Shopify Inc Class A 3.7 Wheaton Precious Metals Corp 3.5 47.2
Fidelity Advisor Canada Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class I
Trading Symbol	FICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 1,144,927,253
Holdings Count | shares	69
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.0 Energy 19.5 Materials 16.7 Industrials 12.1 Consumer Discretionary 7.8 Consumer Staples 7.2 Information Technology 6.9 Communication Services 1.1 Common Stocks 99.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Canada 90.3 United States 4.0 Brazil 3.5 Chile 1.3 Zambia 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 90.3 United States - 4.0 Brazil - 3.5 Chile - 1.3 Zambia - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.5 Toronto Dominion Bank 5.0 Canadian Pacific Kansas City Ltd 4.9 Canadian Natural Resources Ltd 4.9 Franco-Nevada Corp 4.8 Alimentation Couche-Tard Inc 4.1 PrairieSky Royalty Ltd 4.0 Suncor Energy Inc 3.8 Shopify Inc Class A 3.7 Wheaton Precious Metals Corp 3.5 47.2
Fidelity Advisor Canada Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class C
Trading Symbol	FCCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.70%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.70%
Net Assets	$ 1,144,927,253
Holdings Count | shares	69
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.0 Energy 19.5 Materials 16.7 Industrials 12.1 Consumer Discretionary 7.8 Consumer Staples 7.2 Information Technology 6.9 Communication Services 1.1 Common Stocks 99.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Canada 90.3 United States 4.0 Brazil 3.5 Chile 1.3 Zambia 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 90.3 United States - 4.0 Brazil - 3.5 Chile - 1.3 Zambia - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.5 Toronto Dominion Bank 5.0 Canadian Pacific Kansas City Ltd 4.9 Canadian Natural Resources Ltd 4.9 Franco-Nevada Corp 4.8 Alimentation Couche-Tard Inc 4.1 PrairieSky Royalty Ltd 4.0 Suncor Energy Inc 3.8 Shopify Inc Class A 3.7 Wheaton Precious Metals Corp 3.5 47.2
Fidelity Advisor Canada Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class A
Trading Symbol	FACNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 1,144,927,253
Holdings Count | shares	69
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.0 Energy 19.5 Materials 16.7 Industrials 12.1 Consumer Discretionary 7.8 Consumer Staples 7.2 Information Technology 6.9 Communication Services 1.1 Common Stocks 99.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Canada 90.3 United States 4.0 Brazil 3.5 Chile 1.3 Zambia 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 90.3 United States - 4.0 Brazil - 3.5 Chile - 1.3 Zambia - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.5 Toronto Dominion Bank 5.0 Canadian Pacific Kansas City Ltd 4.9 Canadian Natural Resources Ltd 4.9 Franco-Nevada Corp 4.8 Alimentation Couche-Tard Inc 4.1 PrairieSky Royalty Ltd 4.0 Suncor Energy Inc 3.8 Shopify Inc Class A 3.7 Wheaton Precious Metals Corp 3.5 47.2
Fidelity Advisor Global Equity Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class M
Trading Symbol	FGEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	1.40%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%
Net Assets	$ 467,170,275
Holdings Count | shares	150
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Financials 13.1 Industrials 12.1 Health Care 10.7 Communication Services 8.5 Consumer Staples 7.7 Consumer Discretionary 7.0 Energy 4.5 Utilities 3.4 Materials 2.2 Real Estate 1.0 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 58.8 United Kingdom 8.8 Taiwan 5.5 Canada 4.0 Korea (South) 4.0 Germany 3.9 Japan 3.8 France 2.8 Netherlands 2.0 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.8 United Kingdom - 8.8 Taiwan - 5.5 Canada - 4.0 Korea (South) - 4.0 Germany - 3.9 Japan - 3.8 France - 2.8 Netherlands - 2.0 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.5 Apple Inc 5.2 Alphabet Inc Class A 4.8 Microsoft Corp 4.3 Samsung Electronics Co Ltd 4.0 Broadcom Inc 2.6 JPMorgan Chase & Co 2.3 Rheinmetall AG 2.0 NXP Semiconductors NV 2.0 AbbVie Inc 1.6 34.3
Fidelity Advisor Global Equity Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class C
Trading Symbol	FGEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%
Net Assets	$ 467,170,275
Holdings Count | shares	150
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Financials 13.1 Industrials 12.1 Health Care 10.7 Communication Services 8.5 Consumer Staples 7.7 Consumer Discretionary 7.0 Energy 4.5 Utilities 3.4 Materials 2.2 Real Estate 1.0 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 58.8 United Kingdom 8.8 Taiwan 5.5 Canada 4.0 Korea (South) 4.0 Germany 3.9 Japan 3.8 France 2.8 Netherlands 2.0 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.8 United Kingdom - 8.8 Taiwan - 5.5 Canada - 4.0 Korea (South) - 4.0 Germany - 3.9 Japan - 3.8 France - 2.8 Netherlands - 2.0 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.5 Apple Inc 5.2 Alphabet Inc Class A 4.8 Microsoft Corp 4.3 Samsung Electronics Co Ltd 4.0 Broadcom Inc 2.6 JPMorgan Chase & Co 2.3 Rheinmetall AG 2.0 NXP Semiconductors NV 2.0 AbbVie Inc 1.6 34.3
Fidelity Advisor Global Equity Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class I
Trading Symbol	FGEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 467,170,275
Holdings Count | shares	150
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Financials 13.1 Industrials 12.1 Health Care 10.7 Communication Services 8.5 Consumer Staples 7.7 Consumer Discretionary 7.0 Energy 4.5 Utilities 3.4 Materials 2.2 Real Estate 1.0 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 58.8 United Kingdom 8.8 Taiwan 5.5 Canada 4.0 Korea (South) 4.0 Germany 3.9 Japan 3.8 France 2.8 Netherlands 2.0 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.8 United Kingdom - 8.8 Taiwan - 5.5 Canada - 4.0 Korea (South) - 4.0 Germany - 3.9 Japan - 3.8 France - 2.8 Netherlands - 2.0 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.5 Apple Inc 5.2 Alphabet Inc Class A 4.8 Microsoft Corp 4.3 Samsung Electronics Co Ltd 4.0 Broadcom Inc 2.6 JPMorgan Chase & Co 2.3 Rheinmetall AG 2.0 NXP Semiconductors NV 2.0 AbbVie Inc 1.6 34.3
Fidelity Advisor Global Equity Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class Z
Trading Symbol	FGEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 467,170,275
Holdings Count | shares	150
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Financials 13.1 Industrials 12.1 Health Care 10.7 Communication Services 8.5 Consumer Staples 7.7 Consumer Discretionary 7.0 Energy 4.5 Utilities 3.4 Materials 2.2 Real Estate 1.0 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 58.8 United Kingdom 8.8 Taiwan 5.5 Canada 4.0 Korea (South) 4.0 Germany 3.9 Japan 3.8 France 2.8 Netherlands 2.0 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.8 United Kingdom - 8.8 Taiwan - 5.5 Canada - 4.0 Korea (South) - 4.0 Germany - 3.9 Japan - 3.8 France - 2.8 Netherlands - 2.0 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.5 Apple Inc 5.2 Alphabet Inc Class A 4.8 Microsoft Corp 4.3 Samsung Electronics Co Ltd 4.0 Broadcom Inc 2.6 JPMorgan Chase & Co 2.3 Rheinmetall AG 2.0 NXP Semiconductors NV 2.0 AbbVie Inc 1.6 34.3
Fidelity Advisor Global Equity Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class A
Trading Symbol	FGEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 467,170,275
Holdings Count | shares	150
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Financials 13.1 Industrials 12.1 Health Care 10.7 Communication Services 8.5 Consumer Staples 7.7 Consumer Discretionary 7.0 Energy 4.5 Utilities 3.4 Materials 2.2 Real Estate 1.0 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 58.8 United Kingdom 8.8 Taiwan 5.5 Canada 4.0 Korea (South) 4.0 Germany 3.9 Japan 3.8 France 2.8 Netherlands 2.0 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.8 United Kingdom - 8.8 Taiwan - 5.5 Canada - 4.0 Korea (South) - 4.0 Germany - 3.9 Japan - 3.8 France - 2.8 Netherlands - 2.0 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.5 Apple Inc 5.2 Alphabet Inc Class A 4.8 Microsoft Corp 4.3 Samsung Electronics Co Ltd 4.0 Broadcom Inc 2.6 JPMorgan Chase & Co 2.3 Rheinmetall AG 2.0 NXP Semiconductors NV 2.0 AbbVie Inc 1.6 34.3
Fidelity Advisor Overseas Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class M
Trading Symbol	FOVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 13, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 51	1.09%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.09%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,653,462,377
Holdings Count | shares	81
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.9 Financials 22.8 Information Technology 13.7 Health Care 10.6 Materials 8.7 Consumer Staples 4.8 Consumer Discretionary 4.0 Utilities 3.4 Energy 1.8 Communication Services 1.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 20.2 United Kingdom 16.1 United States 14.0 Germany 8.0 Spain 7.5 France 7.5 Netherlands 6.2 Italy 4.1 Sweden 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 16.1 United States - 14.0 Germany - 8.0 Spain - 7.5 France - 7.5 Netherlands - 6.2 Italy - 4.1 Sweden - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.3 Schneider Electric SE 2.9 Banco Santander SA 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.6 Rolls-Royce Holdings PLC 2.5 Iberdrola SA 2.4 Allianz SE 2.4 Safran SA 2.3 CaixaBank SA 2.2 Roche Holding AG 2.2 26.7
Fidelity Advisor Overseas Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class A
Trading Symbol	FOVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 13, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 40	0.84%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.84%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,653,462,377
Holdings Count | shares	81
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.9 Financials 22.8 Information Technology 13.7 Health Care 10.6 Materials 8.7 Consumer Staples 4.8 Consumer Discretionary 4.0 Utilities 3.4 Energy 1.8 Communication Services 1.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 20.2 United Kingdom 16.1 United States 14.0 Germany 8.0 Spain 7.5 France 7.5 Netherlands 6.2 Italy 4.1 Sweden 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 16.1 United States - 14.0 Germany - 8.0 Spain - 7.5 France - 7.5 Netherlands - 6.2 Italy - 4.1 Sweden - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.3 Schneider Electric SE 2.9 Banco Santander SA 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.6 Rolls-Royce Holdings PLC 2.5 Iberdrola SA 2.4 Allianz SE 2.4 Safran SA 2.3 CaixaBank SA 2.2 Roche Holding AG 2.2 26.7
Fidelity Advisor Overseas Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class C
Trading Symbol	FOVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 13, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 74	1.57%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.57%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,653,462,377
Holdings Count | shares	81
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.9 Financials 22.8 Information Technology 13.7 Health Care 10.6 Materials 8.7 Consumer Staples 4.8 Consumer Discretionary 4.0 Utilities 3.4 Energy 1.8 Communication Services 1.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 20.2 United Kingdom 16.1 United States 14.0 Germany 8.0 Spain 7.5 France 7.5 Netherlands 6.2 Italy 4.1 Sweden 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 16.1 United States - 14.0 Germany - 8.0 Spain - 7.5 France - 7.5 Netherlands - 6.2 Italy - 4.1 Sweden - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.3 Schneider Electric SE 2.9 Banco Santander SA 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.6 Rolls-Royce Holdings PLC 2.5 Iberdrola SA 2.4 Allianz SE 2.4 Safran SA 2.3 CaixaBank SA 2.2 Roche Holding AG 2.2 26.7
Fidelity Advisor Overseas Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class I
Trading Symbol	FOVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 13, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 28	0.59%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,653,462,377
Holdings Count | shares	81
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.9 Financials 22.8 Information Technology 13.7 Health Care 10.6 Materials 8.7 Consumer Staples 4.8 Consumer Discretionary 4.0 Utilities 3.4 Energy 1.8 Communication Services 1.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 20.2 United Kingdom 16.1 United States 14.0 Germany 8.0 Spain 7.5 France 7.5 Netherlands 6.2 Italy 4.1 Sweden 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 16.1 United States - 14.0 Germany - 8.0 Spain - 7.5 France - 7.5 Netherlands - 6.2 Italy - 4.1 Sweden - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.3 Schneider Electric SE 2.9 Banco Santander SA 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.6 Rolls-Royce Holdings PLC 2.5 Iberdrola SA 2.4 Allianz SE 2.4 Safran SA 2.3 CaixaBank SA 2.2 Roche Holding AG 2.2 26.7
Fidelity Advisor Overseas Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class Z
Trading Symbol	FVOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 13, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 22	0.46%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.46%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,653,462,377
Holdings Count | shares	81
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.9 Financials 22.8 Information Technology 13.7 Health Care 10.6 Materials 8.7 Consumer Staples 4.8 Consumer Discretionary 4.0 Utilities 3.4 Energy 1.8 Communication Services 1.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 20.2 United Kingdom 16.1 United States 14.0 Germany 8.0 Spain 7.5 France 7.5 Netherlands 6.2 Italy 4.1 Sweden 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 16.1 United States - 14.0 Germany - 8.0 Spain - 7.5 France - 7.5 Netherlands - 6.2 Italy - 4.1 Sweden - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.3 Schneider Electric SE 2.9 Banco Santander SA 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.6 Rolls-Royce Holdings PLC 2.5 Iberdrola SA 2.4 Allianz SE 2.4 Safran SA 2.3 CaixaBank SA 2.2 Roche Holding AG 2.2 26.7